Van Wagoner Funds
                                 Annual Report
                                                               December 31, 1999

                                                                          (LOGO)

Van Wagoner Funds ANNUAL REPORT
--------------------------------------------------------------------------------

Van Wagoner Funds ANNUAL REPORT

Dear Fellow Shareholders:                                      December 31, 1999
--------------------------------------------------------------------------------

The Van Wagoner Funds ranked at the top of all U.S. equity funds in 1999. In fact, three Funds-Emerging Growth, Micro-Cap and Post-Venture-were in the 99th percentile of their peer group, with Mid-Cap and Technology not far behind. All Funds significantly outpaced major market indices including the Russell 2000, S&P 500/R Index and Nasdaq Industrial Index.<F1>

So now shareholders are asking, "What'll you do for an encore?" As a shareholder myself, I was certainly happy with this year's return-but please understand this was a unique time for the markets and the Van Wagoner Funds. It's unrealistic to expect such returns to continue. In today's changing markets, one constant is our investment style. Built on a distinctive style of research and pure focus on emerging growth stocks, it enabled us to outperform in 1999.

The wind was at our backs this year, as evidenced by the returns of the Russell indices. The Small-Cap Growth Index outperformed the Total Return Index (43.09% vs. 21.26%) in 1999. Despite interest rate hikes and Y2K fears, investors swarmed into technology issues across all market capitalizations. Small-cap technology companies did particularly well, with the Russell 2000 surpassing the broader S&P 500/R Index for the first time in six years. In a similar fashion, the smaller capitalization Van Wagoner Funds (Emerging Growth, Micro-Cap and Post-Venture) outperformed the larger capitalization Mid-Cap Fund.

Our bottom-up research helped us safely navigate the rocky waters of earnings reports. In fact, about 95% of the companies we held met or exceeded earnings estimates in 1999. I really have to give the analysts credit for a great year. Our research also led us to a higher cash position mid-year, as we foresaw a dip in technology due to valuations. The dip came, as did the Taiwanese earthquake, in the third quarter. We used these opportunities to boost our overall technology exposure.

Our emphasis on emerging growth stocks with strong fundamentals resulted in little sector rotation this year. We maintained a well-diversified portfolio of stocks, with a core concentration in technology. Here's a sector-by-sector look at where we stood in 1999.

- Computer networking infrastructure continues to be an area of emphasis. With Internet traffic growing even faster than expected and large corporations upgrading their networks, computer networking companies are well-positioned for growth. We like the long-term fundamentals of many companies in this area, including Emulex Corp.<F2> and Extreme Networks, Inc.<F2>

- Energy companies show a bullish long-term outlook. We reallocated technology profits into this sector later in the year, increasing our exposure as we took advantage of seasonal weakness to buy innovative companies.

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

Van Wagoner Funds ANNUAL REPORT

- Health care played a smaller role in our portfolios in 1999. The sector was under pressure from government spending cuts, Year 2000 budget constraints and regulatory scrutiny. Toward the end of the year, we started to see opportunities in medical devices and drug discovery. Improving sentiment in Washington, D.C. may provide a favorable backdrop for health care services companies in 2000.

- Semiconductors remain particularly attractive; we increased our holdings throughout the year. The Taiwanese earthquake in September hit this sector especially hard because many leading chip companies outsource the production of the chips they design to Taiwanese foundries. We like the long-term fundamentals for this sector, so we took advantage of the short-term volatility in semiconductor stocks to add to our favorite positions.

- Consumer goods' weighting increased in the first quarter of the year as our research showed strong retail spending and consumer sentiment. We reduced our exposure to negligible after May, believing the Fed's desire to slow domestic growth would affect discretionary consumer spending.

- Software stocks represented our largest sector through 1999. We continue to favor Web-enablement companies. It's now essential for corporations of all sizes to have a presence on the Web, to conduct business, provide customer support or streamline supply chains. Many of the companies beaten down by Y2K concerns early in the year popped back at the end of the year, due to the enormous opportunities that exist for companies with solutions-oriented products.

- Telecommunications companies have exploded, fueled by deregulation and the Internet. We focus on companies that will benefit from increased Internet usage (Exodus Communications, Inc.<F2> and Covad Communications Group, Inc.(2)) and increased bandwidth availability (JDS Uniphase Corp.<F2> and Copper Mountain Networks, Inc.<F2>).

In 1999, the Van Wagoner Funds achieved several significant milestones. First, we closed the Emerging Growth and Micro-Cap Funds, whose asset size reached an amount that allows us to most effectively execute our investment style over the long term. Second, the Van Wagoner Emerging Growth and Post-Venture Funds posted five-star Overall Morningstar Ratings/TM (their top rating).<F3>

Our analysts' commitment to diligent fundamental research continued to reward shareholders throughout the year. Our conversations with company management, venture capitalists, vendors and suppliers helped us uncover new trends and investment ideas that we're excited about for the year 2000 and beyond.

As we begin the 21st century, amid concerns over the Fed raising interest rates to slow the economy, the Van Wagoner Funds will continue to invest in emerging growth companies with the potential for long-term appreciation. Short-term volatility will undoubtedly continue; it's the nature of emerging

Call toll-free 1-800-228-2121

Van Wagoner Funds ANNUAL REPORT

growth investing. I want to thank you, our shareholders, for holding firm with us. Like you, everyone on the Van Wagoner Funds investment team is a shareholder, and we look forward to the years ahead.

Sincerely,

/s/ Garrett R. Van Wagoner

Garrett R. Van Wagoner

<F1> Please see pages 4-6 for the total returns of the Funds and their respective benchmarks, including the Russell 2000 Index, S&P 500/R Index and Nasdaq Industrial Index.

     Each of the five Van Wagoner Funds seeks capital appreciation. Although all of the Funds are aggressive growth funds, they differ based on the market capitalization of the stocks, and the sectors in which they invest. This will affect their relative performance. For example, during 1999, the Funds' performance benefited from their investments in the technology sectors.

<F2> Holdings may change due to ongoing management. References to specific investments should not be construed as a recommendation of the Funds or their Adviser.

<F3> Morningstar proprietary ratings reflect historical risk-adjusted performance as of 12/31/99. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three-, five- and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of the funds in a broad asset class receive 5 stars. Van Wagoner Emerging Growth and Post-Venture Funds received 5 stars for a three-year period ended 12/31/99. The Funds were rated among 3,469 mutual funds in their broad asset class for the three-year period ending 12/31/99.

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Van Wagoner Funds PERFORMANCE
Emerging Growth Fund
--------------------------------------------------------------------------------

TOTAL RETURN For the periods ended 12/31/99
-----------------------------------------------------------
           ONE YEAR      AVERAGE ANNUAL SINCE INCEPTION
           291.15%                   43.89%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Nasdaq Industrial Index tracks the performance of domestic common stocks traded on the regular Nasdaq market and which are classified as industrial companies. As of December 31, 1999, this index included 2,537 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.

The Lipper Mid-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index.

                     Emerging        Nasdaq         Lipper
                   Growth Fund     Industrial   Mid-Cap Growth
                   ------------   ------------   ------------

12/31/95             10,000         10,000         10,000
12/31/96             12,690         11,557         11,346
12/31/97             10,150         12,772         12,632
12/31/98             10,960         13,694         14,248
12/31/99             42,870         23,584         24,751

Micro-Cap Fund
--------------------------------------------------------------------------------

TOTAL RETURN For the periods ended 12/31/99
------------------------------------------------------------
           ONE YEAR      AVERAGE ANNUAL SINCE INCEPTION
           207.88%                   36.57%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Russell 2000 is an index of the smallest 2000 companies in the Russell 3000 Index, as ranked by total market capitalization. The Russell 2000 Index is widely regarded in the industry to accurately capture the universe of small-cap stocks.

The Lipper Small-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index.

                    Micro-Cap       Russell         Lipper
                       Fund           2000     Small-Cap Growth
                   ------------   ------------   ------------

12/31/95             10,000         10,000         10,000
12/31/96             12,450         11,649         11,705
12/31/97              9,990         14,254         13,019
12/31/98             11,300         13,891         13,145
12/31/99             34,790         16,844         21,185

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

Van Wagoner Funds PERFORMANCE

Mid-Cap Fund
--------------------------------------------------------------------------------

TOTAL RETURN For the periods ended 12/31/99
------------------------------------------------------------
           ONE YEAR      AVERAGE ANNUAL SINCE INCEPTION
           126.88%                   29.59%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The S&P MidCap 400 Index is a capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million.

The Lipper Mid-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index.

                     Mid-Cap          S&P           Lipper
                       Fund        MidCap 400   Mid-Cap Growth
                   ------------   ------------   ------------

12/31/95             10,000         10,000         10,000
12/31/96             12,390         11,920         11,346
12/31/97             10,670         15,765         12,632
12/31/98             12,430         18,778         14,248
12/31/99             28,202         21,543         24,751


Post-Venture Fund
--------------------------------------------------------------------------------

 TOTAL RETURN For the periods ended 12/31/99
------------------------------------------------------------
           ONE YEAR      AVERAGE ANNUAL SINCE INCEPTION
           237.22%                   59.71%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/96 (Inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Nasdaq Industrial Index tracks the performance of domestic common stocks traded on the regular Nasdaq market and which are classified as industrial companies. As of December 31, 1999, this index included 2,537 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.

The Lipper Mid-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index.

                   Post-Venture      Nasdaq         Lipper
                       Fund        Industrial   Mid-Cap Growth
                   ------------   ------------   ------------

12/31/96             10,000         10,000         10,000
12/31/97              8,780         11,051         11,134
12/31/98             12,080         11,849         12,558
12/31/99             40,736         20,407         21,816


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

Van Wagoner Funds PERFORMANCE

Technology Fund
--------------------------------------------------------------------------------
 TOTAL RETURN For the periods ended 12/31/99
------------------------------------------------------------
           ONE YEAR      AVERAGE ANNUAL SINCE INCEPTION
            223.76%                 144.80%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/97 (Inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley High-Technology 35 Index is a broad-market technology indicator dedicated exclusively to the electronics-based technology sector. The 35 stocks in the Index include the most highly capitalized American companies drawn from nine technology subsectors: computer services, design software, server software, PC software and new media, networking and telecom equipment, server hardware, PC hardware and peripherals, specialized systems, and semiconductors. Capitalization ranges from $1 billion to $54 billion.

The S&P 500/R Composite Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Lipper Science & Technology Funds Index includes the largest ten funds in the group which, by prospectus or portfolio practice, invest 65% of their equity portfolios in science and technology stocks.

                                     Morgan                        Lipper
                    Technology      Stanley          S&P          Science
                       Fund        High-Tech        500/R          & Tech
                   ------------   ------------   ------------    ------------

12/31/97             10,000         10,000         10,000         10,000
12/31/98             18,510         19,569         12,858         14,694
12/31/99             59,927         41,267         15,564         31,432


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

Van Wagoner Funds SCHEDULE OF INVESTMENTS

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  90.59%

                 COMMERICAL SERVICES - SECURITY/SAFETY  0.24%
         17,400  Check Point Software Technologies Ltd.<F1>        $3,458,250
                                                                -------------

                 COMPUTER SOFTWARE - DESKTOP  0.77%
         50,500  Gemstar International Group Ltd.<F1>               3,598,125
         52,500  Mission Critical Software, Inc.<F1>                3,675,000
         77,700  NetIQ Corp.<F1>                                    4,045,256
                                                                -------------
                                                                   11,318,381
                                                                -------------

                 COMPUTER SOFTWARE - EDUCATION  0.32%
         23,300  Metasolv Software, Inc.<F1>                        1,904,775
        265,000  Tavolo, Inc.<F1><F3>                               2,862,000
                                                                -------------
                                                                    4,766,775
                                                                -------------

                 COMPUTER SOFTWARE - ENTERPRISE  20.67%
        500,000  Acta Technology, Inc.<F1><F3>                      2,500,000
        101,350  Actuate Software Corp.<F1>                         4,345,381
      1,230,750  Ariba, Inc.<F1>                                  218,304,281
         64,350  BindView Development Corp.<F1>                     3,197,391
         76,050  Cysive, Inc.<F1>                                   5,480,353
        118,650  Daleen Technologies, Inc.<F1>                      2,595,469
         15,075  E.piphany, Inc.<F1>                                3,363,609
      1,536,584  Eprise Corp.<F1><F3>                               2,366,339
         84,000  Event411.Com, Inc.<F1><F3>                         2,520,000
        293,600  Impresse Corp.<F1><F3>                             3,637,704
         26,650  Informatica Corp.<F1>                              2,834,894
        301,531  Interwoven, Inc.<F1><F4>                          30,961,810
        288,900  IntraNet Solutions, Inc.<F1>                      10,689,300
        185,725  Latitude Communications, Inc.<F1>                  4,852,066
         99,150  Lightbridge, Inc.<F1>                              2,751,412
          6,000  Reciprocal, Inc.<F1><F3>                           2,728,560
                                                                -------------
                                                                  303,128,569
                                                                -------------
                 COMPUTER SOFTWARE - INTERNET  11.81%
         55,300  Accrue Software, Inc.<F1>                          2,993,112
         49,100  Active Software, Inc.<F1>                          4,517,200
         49,950  AGENCY.COM Ltd.<F1>                                2,547,450

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 COMPUTER SOFTWARE - INTERNET  11.81% (CONT'D.)
         20,300  Agile Software Corp.<F1>                          $4,409,856
         47,450  Art Technology Group, Inc.<F1>                     6,079,531
         56,700  Bluestone Software, Inc.<F1>                       6,520,500
        359,375  Bluestone Software, Inc.<F1><F4>                  36,406,772
         19,750  C-Bridge Internet Solutions, Inc.<F1>                960,344
        205,800  Covad Communications Group, Inc.<F1>              11,511,937
         43,050  Exodus Communications, Inc.<F1>                    3,823,378
         28,850  F5 Networks, Inc.<F1>                              3,288,900
        106,800  iManage, Inc.<F1>                                  3,430,950
        712,562  iVillage, Inc.<F1>                                14,429,381
         17,325  Kana Communications, Inc.<F1>                      3,551,625
         12,700  Liberate Technologies, Inc.<F1>                    3,263,900
        750,000  MaMaMedia, Inc.<F1><F3>                            4,050,000
         39,350  Netopia, Inc.<F1>                                  2,137,197
         18,200  OnDisplay, Inc.<F1>                                1,653,925
        160,922  Onvia.Com, Inc.<F1><F3>                            2,206,241
         34,650  Portal Software, Inc.<F1>                          3,564,619
         12,500  Preview Systems, Inc.<F1>                            810,938
        412,500  Preview Systems, Inc.<F1><F4>                     22,008,195
        116,850  Primus Knowledge Solutions, Inc.<F1>               5,294,766
        217,650  Rhythms NetConnections, Inc.<F1>                   6,747,150
        259,000  Screaming Media.Net, Inc.<F1><F3>                  2,900,800
         27,075  Silknet Software, Inc.<F1>                         4,487,681
         31,700  SilverStream Software, Inc.<F1>                    3,772,300
         18,850  Vignette Corp.<F1>                                 3,072,550
         12,200  Vitria Technology, Inc.<F1>                        2,854,800
                                                                -------------
                                                                  173,295,998
                                                                -------------

                 COMPUTER SOFTWARE - MEDICAL  3.16%
      5,192,050  OnHealth Network Co.<F1><F2>                      46,403,947
                                                                -------------

                 COMPUTER SOFTWARE - SECURITY  0.92%
         49,750  ISS Group, Inc.<F1>                                3,538,469
         27,500  VeriSign, Inc.<F1>                                 5,250,781
        154,000  WatchGuard Technologies, Inc.<F1>                  4,658,500
                                                                -------------
                                                                   13,447,750
                                                                -------------

                 COMPUTERS - GRAPHICS  0.22%
         19,050  Micromuse, Inc.<F1>                                3,238,500
                                                                -------------

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Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 COMPUTERS - LOCAL NETWORKS  2.43%
         26,300  Brocade Communications Systems, Inc.<F1>          $4,655,100
         30,600  Citrix Systems, Inc.<F1>                           3,763,800
         97,650  Extreme Networks, Inc.<F1>                         8,153,775
         20,100  Foundry Networks, Inc.<F1>                         6,063,919
        150,900  NetSolve, Inc.<F1>                                 4,753,350
        480,000  Sitara Networks, Inc.<F1>                          1,848,000
      1,250,000  Top Layer Networks, Inc.<F1><F3>                   1,950,000
         56,700  Visual Networks, Inc.<F1>                          4,493,475
                                                                -------------
                                                                   35,681,419
                                                                -------------

                 COMPUTERS - MEMORY DEVICES  1.13%
         26,150  ARM Holdings plc<F1>                               5,007,725
      1,215,000  Lexar Media, Inc.<F1><F3>                          3,146,850
         46,700  Network Appliances, Inc.<F1>                       3,879,019
         31,575  VERITAS Software Corp.<F1>                         4,519,172
                                                                -------------
                                                                   16,552,766
                                                                -------------

                 COMPUTERS - MINI/MICRO  0.77%
      1,010,000  eMachines, Inc.<F1><F3>                            6,447,840
         74,300  Rational Software Corp.<F1>                        3,649,988
         15,252  Sun Microsystems, Inc.<F1>                         1,181,077
                                                                -------------
                                                                   11,278,905
                                                                -------------
                 COMPUTERS - RETAIL/WHOLESALE  0.97%
         90,400  Emulex Corp.<F1>                                  10,170,000
         71,750  Netegrity, Inc.<F1>                                4,085,266
                                                                -------------
                                                                   14,255,266
                                                                -------------

                 COMPUTERS - SERVICES  0.55%
         46,300  InterNAP Network Services Corp.<F1>                8,009,900
                                                                -------------

                 COMPUTERS - SOFTWARE  4.39%
         20,100  Allaire Corp.<F1>                                  2,940,881
         57,600  BEA Systems, Inc.<F1>                              4,028,400
         27,750  BroadVision, Inc.<F1>                              4,719,234
      1,540,000  Entevo Corp.<F1><F3>                               2,310,000
         37,475  Mercury Interactive Corp.<F1>                      4,044,958
        316,895  Phone.com, Inc.<F1>                               36,740,013
         23,150  RealNetworks, Inc.<F1>                             2,785,234


NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 COMPUTERS - SOFTWARE  4.39% (CONT'D.)
        105,200  SERENA Software, Inc.<F1>                         $3,254,625
         41,950  Siebel Systems, Inc.<F1>                           3,523,800
                                                                -------------
                                                                   64,347,145
                                                                -------------

                 ELECTRICAL PRODUCTS  0.44%
        134,850  Power Integrations, Inc.<F1>                       6,464,372
                                                                -------------

                 ELECTRONICS - LASER SYSTEMS/COMPONENTS  0.41%
        130,950  Cymer, Inc.<F1>                                    6,023,700
                                                                -------------

                 ELECTRONICS - MISCELLANEOUS COMPONENTS  0.54%
        116,350  RF Micro Devices, Inc.<F1>                         7,962,703
                                                                -------------

                 ELECTRONICS - SEMICONDUCTOR EQUIPMENT  7.31%
         60,450  ASM Lithography Holding N.V.<F1>                   6,876,187
         83,200  Caliper Technologies Corp.<F1>                     5,553,600
        648,648  Cobalt Networks, Inc.<F1><F4>                     60,645,410
         97,650  JDS Uniphase Corp.<F1>                            15,752,166
        524,500  LTX Corp.<F1>                                     11,735,686
         32,750  Photon Dynamics, Inc.<F1>                          1,269,062
        162,300  Rudolph Technologies, Inc.<F1>                     5,437,050
                                                                -------------
                                                                  107,269,161
                                                                -------------

                 ELECTRONICS - SEMICONDUCTOR
                 MANUFACTURING  4.86%
         41,700  Applied Micro Circuits Corp.<F1>                   5,306,325
         19,700  Broadcom Corp.<F1>                                 5,365,787
         66,700  Conexant Systems, Inc.<F1>                         4,427,212
          5,800  Exar Corp.<F1>                                       341,475
         53,550  Globespan, Inc.<F1>                                3,487,444
         24,400  PMC-Sierra, Inc.<F1>                               3,911,625
         62,200  QLogic Corp.<F1>                                   9,944,225
      1,000,000  Sandcraft, Inc.<F1><F3>                            2,470,000
         46,500  SDL, Inc.<F1>                                     10,137,000
        625,000  StorageNetworks, Inc.<F1><F3>                      3,075,000
        514,000  Transmeta Corp.<F1><F3>                            5,140,000
        207,212  TranSwitch Corp.<F1>                              15,035,821
         50,000  Vitesse Semiconductor Corp.<F1>                    2,621,875
                                                                -------------
                                                                   71,263,789
                                                                -------------

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

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 ENERGY - SERVICES  1.48%
        227,650  Ensco International, Inc.                       $  5,207,494
        263,500  Nabors Industries, Inc.<F1>                        8,152,031
        208,700  Weatherford International, Inc.<F1>                8,334,956
                                                                -------------
                                                                   21,694,481
                                                                -------------

                 FOOD  0.06%
         30,250  Symyx Technologies, Inc.<F1>                         907,500
                                                                -------------
                 INTERNET - E-COMMERCE  3.33%
        170,000  Ebenx, Inc.<F1>                                    7,692,500
        105,400  eToys, Inc.<F1>                                    2,766,750
        128,250  Fatbrain.com, Inc.<F1>                             3,214,266
         73,150  GetThere.com, Inc.<F1>                             2,944,287
        232,680  HomeGrocer.com, Inc.<F1><F3>                       2,699,088
        452,650  iGo Corp.<F1>                                      4,102,141
         54,250  Netcentives, Inc.<F1>                              3,380,453
        172,450  PlanetRX.com, Inc.<F1>                             2,500,525
        665,000  Pointshare Corp.<F1><F3>                           1,828,750
         32,100  Scient Corp.<F1>                                   2,774,644
        400,550  SmarterKids.com, Inc.<F1>                          2,903,988
        592,500  SmarterKids.com, Inc.<F1><F4>                      3,578,345
         65,850  Stamps.com, Inc.<F1>                               2,741,006
        624,650  VitaminShoppe.com, Inc.<F1><F2>                    5,699,931
                                                                -------------
                                                                   48,826,674
                                                                -------------
                 INTERNET - NETWORK SECURITY/SOLUTIONS  2.47%
         56,550  Breakaway Solutions, Inc.<F1>                      4,128,150
         14,850  CacheFlow, Inc.<F1>                                1,940,709
         64,025  Calico Commerce, Inc.<F1>                          3,393,325
         11,300  Juniper Networks, Inc.<F1>                         3,842,000
         40,000  Keynote Systems, Inc.<F1>                          2,950,000
        930,000  MessageMedia, Inc.<F1>                            13,078,125
         36,400  Viant Corp.<F1>                                    3,603,600
         40,000  WebTrends Corp.<F1>                                3,240,000
                                                                -------------
                                                                   36,175,909
                                                                -------------
                 INTERNET - SERVICE PROVIDER/CONTENT  2.52%
          7,600  Akamai Technologies, Inc.<F1>                      2,489,950
         39,900  Chemdex Corp.<F1>                                  4,428,900
         40,800  Engage Technologies, Inc.<F1>                      2,448,000
        228,400  Exactis.com, Inc.<F1>                              5,552,975
         60,800  Lifeminders.com, Inc.<F1>                          3,511,200
        160,000  Lifeminders.com, Inc.<F1><F4>                      7,635,200

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 INTERNET - SERVICE
                 PROVIDER/CONTENT  2.52% (CONT'D.)
        124,900  LookSmart, Ltd.<F1>                             $  3,372,300
         51,200  NaviSite, Inc.<F1>                                 5,120,000
         87,300  NetZero, Inc.<F1>                                  2,351,644
                                                                -------------
                                                                   36,910,169
                                                                -------------

                 MEDICAL - BIOMEDICAL/GENETICS  1.82%
         65,750  Abgenix, Inc.<F1>                                  8,711,875
        325,350  Cephalon, Inc.<F1>                                11,244,909
         34,200  Maxygen, Inc.<F1>                                  2,428,200
         35,900  Millennium Pharmaceuticals, Inc.<F1>               4,379,800
                                                                -------------
                                                                   26,764,784
                                                                -------------

                 MEDICAL - INSTRUMENTS  0.24%
         57,650  ArthroCare Corp.<F1>                               3,516,650
                                                                -------------

                 MEDICAL - PRODUCTS  0.80%
          2,950  Cardiac Pathways Corp.<F1><F3>                     2,950,000
         70,100  MiniMed, Inc.<F1>                                  5,134,825
         96,300  Zoll Medical Corp.<F1>                             3,677,456
                                                                -------------
                                                                   11,762,281
                                                                -------------
                 METAL PROCESSING & FABRICATION  0.11%
         67,300  Maverick Tube Corp.<F1>                            1,661,469
                                                                -------------

                 OIL & GAS - DRILLING  2.20%
        307,950  Global Marine, Inc.<F1>                            5,119,669
        536,050  Grey Wolf, Inc.<F1>                                1,541,144
      2,197,200  Key Energy Group, Inc.<F1>                        11,397,975
        184,550  Precision Drilling Corp.<F1>                       4,740,628
        408,400  UTI Energy Corp.<F1>                               9,418,725
                                                                -------------
                                                                   32,218,141
                                                                -------------

                 OIL & GAS - EXPLORATION  0.14%
         63,100  Devon Energy Corp.                                 2,074,412
                                                                -------------

                 OIL & GAS - FIELD SERVICES  0.90%
        198,150  BJ Services Co.<F1>                                8,285,147
        150,000  Cal Dive International, Inc.<F1>                   4,968,750
                                                                -------------
                                                                   13,253,897
                                                                -------------

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------

                 OIL & GAS - MACHINERY/EQUIPMENT  2.13%
        131,550  Cooper Cameron Corp.<F1>                         $ 6,437,728
        119,750  Dril-Quip, Inc.<F1>                                3,637,406
        208,350  Hanover Compressor Co.<F1>                         7,865,213
        335,500  National-Oilwell, Inc.<F1>                         5,263,156
        163,150  Smith International, Inc.<F1>                      8,106,516
                                                                -------------
                                                                   31,310,019
                                                                -------------

                 RETAIL - MAIL ORDER/DIRECT  0.24%
        193,850  garden.com, Inc.<F1>                               1,684,072
        222,633  garden.com, Inc.<F1><F4>                           1,779,394
                                                                -------------
                                                                    3,463,466
                                                                -------------

                 TELECOMMUNICATIONS - CELLULAR  0.40%
         70,400  Tritel, Inc.<F1>                                   2,230,800
         25,250  VoiceStream Wireless Corp.<F1>                     3,593,391
                                                                -------------
                                                                    5,824,191
                                                                -------------

                 TELECOMMUNICATIONS - EQUIPMENT  8.33%
         56,800  Allegiance Telecom, Inc.<F1>                       5,239,800
         54,350  Anaren Microwave, Inc.<F1>                         2,941,694
         65,600  C-COR.net Corp.<F1>                                5,026,600
        291,610  Copper Mountain Networks, Inc.<F1>                14,215,988
         47,655  Corvis Corp.<F1><F3>                               3,837,657
         39,700  Echostar Communications Corp.<F1>                  3,870,750
         69,150  Efficient Networks, Inc.<F1>                       4,702,200
        102,900  E-Tek Dynamics, Inc.<F1>                          13,852,913
          6,160  Floware Wireless Systems<F1><F3>                   2,398,766
         64,350  Harmonic Lightwaves, Inc.<F1>                      6,109,228
        625,000  Netro Corp.<F1><F4>                               30,810,648
         79,550  Next Level Communications, Inc.<F1>                5,956,306
        220,900  NorthPoint Communications Group, Inc.<F1>          5,301,600
         66,900  Powerwave Technologies, Inc.<F1>                   3,905,288
         29,925  Redback Networks, Inc.<F1>                         5,311,688
         17,900  Sycamore Networks, Inc.<F1>                        5,513,200
      1,600,000  Vertical Networks, Inc.<F1><F3>                    3,200,000
                                                                -------------
                                                                  122,194,326
                                                                -------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 TELECOMMUNICATIONS - SERVICES  1.51%
         23,950  COLT Telecom Group plc<F1>                        $4,885,800
        316,300  Com21, Inc.<F1>                                    7,096,981
         54,950  Illuminet Holdings, Inc.<F1>                       3,022,250
         33,000  NTL, Inc.<F1>                                      4,116,750
         73,150  Z-Tel Technologies, Inc.<F1>                       2,953,431
                                                                -------------
                                                                   22,075,212
                                                                -------------

                 TOTAL COMMON AND PREFERRED STOCKS
                 (cost $553,596,618)                            1,328,800,877
                                                                -------------

NUMBER OF
CONTRACTS
---------

                 OPTIONS PURCHASED  1.84%
          1,728  Put option on Nasdaq 100 Stock
                 Index, expiring 1/22/00 @ 3020                     2,937,600
          1,728  Put option on Nasdaq 100 Stock
                 Index, expiring 1/22/00 @ 3040                     2,851,200
          1,875  Put option on S&P 500 Index,
                 expiring 1/22/00 @ 1415                            2,355,469
          1,875  Put option on S&P 500 Index,
                 expiring 1/22/00 @ 1425                            2,671,875
          2,206  Put option on S&P 500 Index,
                 expiring 6/1/00 @ 1475                            16,200,312
                                                                -------------

                 TOTAL OPTIONS PURCHASED
                 (cost $63,110,250)                                27,016,456
                                                                -------------

PRINCIPAL
AMOUNT
---------
                 SHORT-TERM INVESTMENTS  1.80%
    $26,310,992  UMB Bank, n.a.,
                 Money Market Fiduciary                            26,310,992
                                                                -------------

                 TOTAL SHORT-TERM INVESTMENTS
                 (cost $26,310,992)                                26,310,992
                                                                -------------
                 TOTAL INVESTMENTS  94.23%
                 (cost $643,017,860)                            1,382,128,325

                 Other Assets less Liabilities 5.77%               84,698,696
                                                                -------------

                 NET ASSETS  100.00%                           $1,466,827,021
                                                               ==============

Call toll-free 1-800-228-2121

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT
         14,350  Ameritrade Holding Corp.<F1>                 $       311,216
        280,300  Commerce One, Inc.<F1>                            55,078,950
         43,250  DrKoop.com, Inc.<F1>                                 513,594
         57,600  E-Trade Group, Inc.<F1>                            1,504,800
         75,750  HomeStore.com, Inc.<F1>                            5,624,437
         57,100  Knight/Trimark Group, Inc.<F1>                     2,626,600
        826,300  Nasdaq-100 Shares<F1>                            151,006,325
          2,800  Rambus, Inc.<F1>                                     188,825
         85,600  Starmedia Network Inc.<F1>                         3,429,350
                                                                -------------

                 TOTAL SECURITIES SOLD SHORT
                 (proceeds $173,484,661)                         $220,284,097
                                                                =============
<F1> Non-income producing
<F2> Affiliated company - see Note 8
<F3> Preferred stock acquired in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.
<F4> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

See notes to financial statements.

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP FUND December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  92.69%

                 COMMERCIAL SERVICES - MISCELLANEOUS  0.48%
         40,000  Costar Group, Inc.<F1>                          $  1,435,000
                                                                -------------

                 COMPUTER SOFTWARE - DESKTOP  0.27%
         15,600  NetIQ Corp.<F1>                                      812,175
                                                                -------------

                 COMPUTER SOFTWARE - EDUCATION  0.16%
         45,000  Tavolo, Inc.<F1><F3>                                 486,000
                                                                -------------

                 COMPUTER SOFTWARE - ENTERPRISE  20.98%
         95,000  Acta Technology, Inc.<F1><F3>                        475,000
         17,100  Actuate Software Corp.<F1>                           733,163
        268,250  Ariba, Inc.<F1>                                   47,580,843
         90,000  Banyan Systems Inc.<F1>                            1,800,000
         15,300  Cysive, Inc.<F1>                                   1,102,556
         61,600  Daleen Technologies, Inc.<F1>                      1,347,500
        377,239  Eprise Corp.<F1><F3>                                 580,948
         13,000  Event411.com, Inc.<F1><F3>                           390,000
         70,400  Impresse Corp.<F1><F3>                               872,256
         10,500  Interwoven, Inc.<F1>                               1,277,063
        102,550  IntraNet Solutions, Inc.<F1>                       3,794,350
         34,250  Latitude Communications, Inc.<F1>                    894,781
         21,450  Lightbridge, Inc.<F1>                                595,238
          1,438  Reciprocal, Inc.<F1><F3>                             653,945
                                                                -------------
                                                                   62,097,643
                                                                -------------

                 COMPUTER SOFTWARE - INTERNET  10.08%
         19,450  Accrue Software, Inc.<F1>                          1,052,731
         31,650  Art Technology Group, Inc.<F1>                     4,055,156
         10,350  Bluestone Software, Inc.<F1>                       1,190,250
         54,688  Bluestone Software, Inc.<F1><F4>                   5,540,161
         40,000  Exodus Communications, Inc.<F1>                    3,552,500
         99,415  iVillage, Inc.<F1>                                 2,013,154
        120,000  MaMaMedia, Inc.<F1><F3>                              648,000
         23,400  Netopia, Inc.<F1>                                  1,270,913
         31,730  Onvia.com, Inc.<F1><F3>                              435,018
         72,500  Preview Systems, Inc.<F1><F4>                      3,868,107

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 COMPUTER SOFTWARE - INTERNET  10.08% (CONT'D.)
         56,800  Primus Knowledge Solutions, Inc.<F1>            $  2,573,750
         27,000  Proxim, Inc.<F1>                                   2,970,000
         60,000  Screaming Media.Net, Inc.<F1><F3>                    672,000
                                                                -------------
                                                                   29,841,740
                                                                -------------

                 COMPUTER SOFTWARE - MEDICAL  4.73%
      1,568,300  OnHealth Network Co.<F1><F2>                      14,016,681
                                                                -------------

                 COMPUTER SOFTWARE - SECURITY  1.08%
        105,450  WatchGuard Technologies, Inc.<F1>                  3,189,863
                                                                -------------

                 COMPUTERS - GRAPHICS  0.29%
          5,000  Micromuse, Inc.<F1>                                  850,000
                                                                -------------

                 COMPUTERS - LOCAL NETWORKS  1.96%
         40,000  Asyst Technologies, Inc.<F1>                       2,622,500
         32,150  NetSolve, Inc.<F1>                                 1,012,725
        100,000  Sitara Networks, Inc.<F1><F3>                        385,000
        330,000  Top Layer Networks, Inc.<F1><F3>                     514,800
         15,850  Visual Networks, Inc.<F1>                          1,256,112
                                                                -------------
                                                                    5,791,137
                                                                -------------

                 COMPUTERS - MEMORY DEVICES  0.79%
        270,000  Lexar Media, Inc.<F1><F3>                            699,300
         40,000  Silicon Storage Technology, Inc.<F1>               1,650,000
                                                                -------------
                                                                    2,349,300
                                                                -------------

                 COMPUTERS - MINI/MICRO  0.71%
        285,000  eMachines, Inc.<F1><F3>                            1,819,440
          3,468  Sun Microsystems, Inc.<F1>                           268,553
                                                                -------------
                                                                    2,087,993
                                                                -------------

                 COMPUTERS - RETAIL/WHOLESALE  2.14%
         25,900  Emulex Corp.<F1>                                   2,913,750
         60,000  Netegrity, Inc.<F1>                                3,416,250
                                                                -------------
                                                                    6,330,000
                                                                -------------

Call toll-free 1-800-228-2121

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 COMPUTERS - SOFTWARE  3.93%
        350,000  Entevo Corp.<F1><F3>                           $     525,000
         80,266  Phone.com, Inc.<F1>                                9,305,916
         21,350  SERENA Software, Inc.<F1>                            660,516
         30,000  Spyglass, Inc.<F1>                                 1,137,654
                                                                -------------
                                                                   11,629,086
                                                                -------------
                 ELECTRONICS - LASER SYSTEMS/COMPONENTS  0.37%
         15,000  Electro Scientific Industries, Inc.<F1>            1,095,000
                                                                -------------

                 ELECTRONICS - MISCELLANEOUS COMPONENTS  2.07%
         70,000  Applied Science & Technology<F1>                   2,326,401
         20,000  Kopin Corporation<F1>                                840,000
         31,500  RadiSys Corporation<F1>                            1,606,500
         20,000  RF Micro Devices, Inc.<F1>                         1,368,750
                                                                -------------
                                                                    6,141,651
                                                                -------------

                 ELECTRONICS - SEMICONDUCTOR EQUIPMENT  6.87%
         86,000  ADE Corp.<F1>                                      1,419,000
         10,850  Caliper Technologies Corp.<F1>                       724,238
        101,351  Cobalt Networks, Inc.<F1><F4>                      9,475,822
         70,000  Cohu, Inc.                                         2,170,000
         35,000  Electroglas, Inc.<F1>                                888,125
         53,450  LTX Corp.<F1>                                      1,195,943
         85,400  Photon Dynamics, Inc.<F1>                          3,309,250
         34,300  Rudolph Technologies, Inc.<F1>                     1,149,050
                                                                -------------
                                                                   20,331,428
                                                                -------------

                 ELECTRONICS - SEMICONDUCTOR MANUFACTURING  4.18%
         80,000  Elantec Semiconductor, Inc.<F1>                    2,640,000
         51,500  Exar Corp.<F1>                                     3,032,063
        140,000  PLX Technology, Inc.<F1>                           2,651,250
         10,750  QLogic Corp.<F1>                                   1,718,656
        225,000  Sandcraft, Inc.<F1><F3>                              555,750
        110,000  StorageNetworks, Inc.<F1><F3>                        541,200
        125,000  Transmeta Corp.<F1><F3>                            1,250,000
                                                                -------------
                                                                   12,388,919
                                                                -------------

                 FOOD  0.07%
          6,650  Symyx Technologies, Inc.<F1>                         199,500
                                                                -------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 INTERNET - E-COMMERCE  4.27%
         34,350  Ebenx, Inc.<F1>                                 $  1,554,338
         78,300  Fatbrain.com, Inc.<F1>                             1,962,394
         57,124  HomeGrocer.com, Inc.<F1><F3>                         662,638
         96,400  iGo Corp.<F1>                                        873,625
         90,000  Multex.com, Inc.<F1>                               3,386,250
         17,850  Netcentives, Inc.<F1>                              1,112,278
        160,000  Pointshare Corp.<F1><F3>                             440,000
         86,500  SmarterKids.com, Inc.<F1>                            627,125
        120,000  SmarterKids.com, Inc.<F1><F4>                        724,728
        142,050  VitaminShoppe.com, Inc.<F1>                        1,296,206
                                                                -------------
                                                                   12,639,582
                                                                -------------

                 INTERNET - NETWORK SECURITY/SOLUTIONS  3.98%
         40,000  Braun Consulting, Inc.<F1>                         2,860,000
        210,000  MessageMedia, Inc.<F1>                             2,953,125
         40,000  Tumbleweed Communications Corp.<F1>                3,390,000
         31,850  WebTrends Corp.<F1>                                2,579,850
                                                                -------------
                                                                   11,782,975
                                                                -------------

                 INTERNET - SERVICE PROVIDER/CONTENT  2.11%
         30,000  Digital Insight<F1>                                1,091,250
         27,450  Exactis.com, Inc.<F1>                                667,378
         13,300  Lifeminders.com, Inc.<F1>                            768,075
         36,875  Lifeminders.com, Inc.<F1><F4>                      1,759,675
         19,600  NaviSite, Inc.<F1>                                 1,960,000
                                                                -------------
                                                                    6,246,378
                                                                -------------

                 MEDICAL - BIOMEDICAL/GENETICS  3.29%
         24,500  Abgenix, Inc.<F1>                                  3,246,250
         96,700  Cephalon, Inc.<F1>                                 3,342,194
        100,000  Gene Logic, Inc.<F1>                               2,650,000
          6,950  Maxygen, Inc.<F1>                                    493,450
                                                                -------------
                                                                    9,731,894
                                                                -------------

                 MEDICAL - PRODUCTS  1.28%
            800  Cardiac Pathways Corp.<F1><F3>                       800,000
         78,100  Zoll Medical Corp.<F1>                             2,982,444
                                                                -------------
                                                                    3,782,444
                                                                -------------
                 METAL PROCESSING & FABRICATION  0.04%
          5,150  Maverick Tube Corp.<F1>                              127,140
                                                                -------------

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 OIL & GAS - DRILLING  3.48%
      1,150,100  Grey Wolf, Inc.<F1>                             $  3,306,538
        409,900  Key Energy Group, Inc.<F1>                         2,126,356
        172,250  Patterson Energy, Inc.<F1>                         2,239,250
        113,750  UTI Energy Corp.<F1>                               2,623,359
                                                                -------------
                                                                   10,295,503
                                                                -------------
                 OIL & GAS - FIELD SERVICES  1.07%
         85,050  Cal Dive International, Inc.<F1>                   2,817,281
         67,500  Horizon Offshore, Inc.<F1>                           362,812
                                                                -------------
                                                                    3,180,093
                                                                -------------

                 OIL & GAS - MACHINERY/EQUIPMENT  1.07%
        104,650  Dril-Quip, Inc.<F1>                                3,178,743
                                                                -------------

                 RESEARCH & DEVELOPMENT  0.54%
         60,000  Aurora Biosciences Corp.<F1>                       1,590,000
                                                                -------------
                 RETAIL - MAIL ORDER/DIRECT  0.25%
         38,100  garden.com, Inc.<F1>                                 330,994
         50,026  garden.com, Inc.<F1><F4>                             399,833
                                                                -------------
                                                                      730,827
                                                                -------------

                 TELECOMMUNICATIONS - CELLULAR  0.23%
          7,500  Rural Cellular Corp.<F1>                             678,750
                                                                -------------

                 TELECOMMUNICATIONS - EQUIPMENT  9.59%
         35,000  Adaptive Broadband Corp.<F1>                       2,583,438
         65,000  Anaren Microwave, Inc.<F1>                         3,518,125
         53,400  C-COR.net Corp.<F1>                                4,091,775
         69,674  Copper Mountain Networks, Inc. <F1>                3,396,608
          9,625  Corvis Corp.<F1><F3>                                 775,101
          1,540  Floware Wireless Systems<F1><F3>                     599,691
         10,600  Harmonic Lightwaves, Inc.<F1>                      1,006,338
         70,000  Natural Microsystems Corp.<F1>                     3,276,875
        132,857  Netro Corp.<F1><F4>                                6,609,901
         35,000  Powerwave Technologies, Inc.<F1>                   2,043,125
        250,000  Vertical Networks, Inc.<F1><F3>                      500,000
                                                                -------------
                                                                   28,400,977
                                                                -------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 TELECOMMUNICATIONS - SERVICES  0.15%
         19,200  Com21, Inc.<F1>                              $       430,800
                                                                -------------

                 TRANSPORTATION  0.18%
         75,000  Trico Marine Services, Inc.<F1>                      529,688
                                                                -------------

                 TOTAL COMMON AND PREFERRED STOCKS
                 (cost $113,248,384)                              274,398,910
                                                                -------------

NUMBER OF
CONTRACTS
---------

OPTIONS PURCHASED  1.83%
            358  Put option on Nasdaq 100 Stock
                 Index, expiring 1/22/00 @ 3020                       608,600
            358  Put option on Nasdaq 100 Stock
                 Index, expiring 1/22/00 @ 3040                       590,700
            387  Put option on S&P 500 Index,
                 expiring 1/22/00 @ 1415                              486,169
            387  Put option on S&P 500 Index,
                 expiring 1/22/00 @ 1425                              551,475
            433  Put option on S&P 500 Index,
                 expiring 6/1/00 @ 1475                             3,179,844
                                                                -------------

                 TOTAL OPTIONS PURCHASED
                 (cost $12,887,325)                                 5,416,788
                                                                -------------

                 TOTAL INVESTMENTS  94.52%
                 (cost $126,135,709)                              279,815,698

                 Other Assets less Liabilities 5.48%               16,209,997
                                                                -------------

                 NET ASSETS  100.00%                             $296,025,695
                                                                =============

Call toll-free 1-800-228-2121

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 SECURITIES SOLD SHORT
          3,000  Ameritrade Holding Corp.<F1>                  $       65,063
         57,850  Commerce One, Inc.<F1>                            11,367,525
          5,800  DrKoop.com, Inc.<F1>                                  68,875
         11,950  E-Trade Group, Inc.<F1>                              312,194
         13,300  HomeStore.com, Inc.<F1>                              987,525
         12,200  Knight/Trimark Group, Inc.<F1>                       561,200
        162,550  Nasdaq-100 Shares<F1>                             29,706,012
            650  Rambus, Inc.<F1>                                      43,834
         18,350  Starmedia Network Inc.<F1>                           735,147
                                                                -------------
                 TOTAL SECURITIES SOLD SHORT
                 (proceeds $34,080,588)                           $43,847,375
                                                                =============

<F1> Non-income producing
<F2> Affiliated company - see Note 8
<F3> Preferred stock acquired in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.
<F4> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

See notes to financial statements.

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP FUND December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  72.07%

                 COMMERCIAL SERVICES - SECURITY/SAFETY  0.23%
          1,650  Check Point Software Technologies Ltd.<F1>     $     327,938
                                                                -------------

                 COMPUTER SOFTWARE - DESKTOP  0.55%
          6,100  Gemstar International Group Ltd.<F1>                 434,625
          4,850  Mission Critical Software, Inc.<F1>                  339,500
                                                                -------------
                                                                      774,125
                                                                -------------

                 COMPUTER SOFTWARE - EDUCATION  0.13%
          2,200  Metasolv Software, Inc.<F1>                          179,850
                                                                -------------

                 COMPUTER SOFTWARE - ENTERPRISE  16.46%
         92,000  Ariba, Inc.<F1>                                   16,318,500
          5,900  BindView Development Corp.<F1>                       293,156
          4,700  Cysive, Inc.<F1>                                     338,694
          1,400  E.piphany, Inc.<F1>                                  312,375
          2,500  Informatica Corp.<F1>                                265,938
         47,114  Interwoven, Inc.<F1><F4>                           4,837,755
         15,100  IntraNet Solutions, Inc.<F1>                         558,700
         16,450  Latitude Communications, Inc.<F1>                    429,756
                                                                -------------
                                                                   23,354,874
                                                                -------------

                 COMPUTER SOFTWARE - INTERNET  8.26%
          1,250  Accrue Software, Inc.<F1>                             67,656
          4,550  Active Software, Inc.<F1>                            418,600
          4,700  AGENCY.COM Ltd.<F1>                                  239,700
          1,900  Agile Software Corp.<F1>                             412,745
          4,400  Art Technology Group, Inc.<F1>                       563,750
          6,300  Bluestone Software, Inc.<F1>                         724,500
          1,850  C-Bridge Internet Solutions, Inc.<F1>                 89,956
         19,350  Covad Communications Group, Inc.<F1>               1,082,391
          4,000  Exodus Communications, Inc.<F1>                      355,250
          2,700  F5 Networks, Inc.<F1>                                307,800
         10,050  iManage, Inc.<F1>                                    322,856
         78,950  iVillage, Inc.<F1>                                 1,598,738
          1,600  Kana Communications, Inc.<F1>                        328,000
          1,250  Liberate Technologies, Inc.<F1>                      321,250

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 COMPUTER SOFTWARE - INTERNET  8.26% (CONT'D.)
          1,700  OnDisplay, Inc.<F1>                            $     154,488
          3,200  Portal Software, Inc.<F1>                            329,200
         30,000  Preview Systems, Inc.<F1>                          1,946,250
         10,850  Primus Knowledge Solutions, Inc.<F1>                 491,641
         20,400  Rhythms NetConnections, Inc.<F1>                     632,400
          2,550  Silknet Software, Inc.<F1>                           422,663
          3,000  SilverStream Software, Inc.<F1>                      357,000
          1,750  Vignette Corp.<F1>                                   285,250
          1,150  Vitria Technology, Inc.<F1>                          269,100
                                                                -------------
                                                                   11,721,184
                                                                -------------
                 COMPUTER SOFTWARE - MEDICAL  5.66%
        898,000  OnHealth Network Co.<F1><F2>                       8,025,875
                                                                -------------

                 COMPUTER SOFTWARE - SECURITY  0.57%
          4,550  ISS Group, Inc.<F1>                                  323,619
          2,550  VeriSign, Inc.<F1>                                   486,891
                                                                -------------
                                                                      810,510
                                                                -------------

                 COMPUTERS - GRAPHICS  0.22%
          1,850  Micromuse, Inc.<F1>                                  314,500
                                                                -------------

                 COMPUTERS - LOCAL NETWORKS  1.79%
          2,450  Brocade Communications Systems, Inc.<F1>             433,650
          2,850  Citrix Systems, Inc.<F1>                             350,550
          9,100  Extreme Networks, Inc.<F1>                           759,850
          1,950  Foundry Networks, Inc.<F1>                           588,291
          5,200  Visual Networks, Inc.<F1>                            412,100
                                                                -------------
                                                                    2,544,441
                                                                -------------
                 COMPUTERS - MEMORY DEVICES  0.87%
          2,450  ARM Holdings plc<F1>                                 469,175
          4,300  Network Appliances, Inc.<F1>                         357,169
          2,900  VERITAS Software Corp.<F1>                           415,063
                                                                -------------
                                                                    1,241,407
                                                                -------------
                 COMPUTERS - MINI/MICRO  2.21%
        435,000  eMachines, Inc.<F1><F3>                            2,777,040
          7,350  Rational Software Corp.<F1>                          361,069
                                                                -------------
                                                                    3,138,109
                                                                -------------

Call toll-free 1-800-228-2121

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 COMPUTERS - RETAIL/WHOLESALE  0.96%
          8,700  Emulex Corp.<F1>                                 $   978,750
          6,650  Netegrity, Inc.<F1>                                  378,634
                                                                -------------
                                                                    1,357,384
                                                                -------------

                 COMPUTERS - SERVICES  0.54%
          4,400  InterNAP Network Services Corp.<F1>                  761,200
                                                                -------------

                 COMPUTERS - SOFTWARE  3.05%
          1,950  Allaire Corp.<F1>                                    285,309
          5,300  BEA Systems, Inc.<F1>                                370,669
          2,800  BroadVision, Inc.<F1>                                476,175
          3,450  Mercury Interactive Corp.<F1>                        372,384
         19,300  Phone.com, Inc.<F1>                                2,237,594
          2,150  RealNetworks, Inc.<F1>                               258,672
          3,900  Siebel Systems, Inc.<F1>                             327,600
                                                                -------------
                                                                    4,328,403
                                                                -------------
                 ELECTRICAL PRODUCTS  0.41%
         12,200  Power Integrations, Inc.<F1>                         584,838
                                                                -------------

                 ELECTRONICS - LASER SYSTEMS/COMPONENTS  0.40%
         12,300  Cymer, Inc.<F1>                                      565,800
                                                                -------------

                 ELECTRONICS - MISCELLANEOUS COMPONENTS  0.53%
         10,950  RF Micro Devices, Inc.<F1>                           749,391
                                                                -------------

                 ELECTRONICS - SEMICONDUCTOR EQUIPMENT  4.18%
          5,650  ASM Lithography Holding N.V.<F1>                     642,688
         25,000  Cobalt Networks, Inc.<F1>                          2,709,375
          9,100  JDS Uniphase Corp.<F1>                             1,467,944
         49,550  LTX Corp.<F1>                                      1,108,681
                                                                -------------
                                                                    5,928,688
                                                                -------------

                 ELECTRONICS - SEMICONDUCTOR MANUFACTURING  5.16%
          3,900  Applied Micro Circuits Corp.<F1>                     496,275
          1,850  Broadcom Corp.<F1>                                   503,894
          6,200  Conexant Systems, Inc.<F1>                           411,525
          5,000  Globespan, Inc.<F1>                                  325,625
          2,250  PMC-Sierra, Inc.<F1>                                 360,703
          5,750  QLogic Corp.<F1>                                     919,281


NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 ELECTRONICS - SEMICONDUCTOR
                 MANUFACTURING  5.16% (CONT'D.)
          5,200  SDL, Inc.<F1>                                     $1,133,600
        150,000  Transmeta Corp.<F1><F3>                            1,500,000
         19,450  TranSwitch Corp.<F1>                               1,411,341
          5,100  Vitesse Semiconductor Corp.<F1>                      267,431
                                                                -------------
                                                                    7,329,675
                                                                -------------

                 ENERGY - SERVICES  1.43%
         22,300  Ensco International, Inc.                            510,112
         24,350  Nabors Industries, Inc.<F1>                          753,328
         19,250  Weatherford International, Inc.<F1>                  768,797
                                                                -------------
                                                                    2,032,237
                                                                -------------

                 FINANCE - INVESTMENT BROKER  0.60%
          9,000  The Goldman Sachs Group, Inc.                        847,687
                                                                -------------

                 INTERNET - E-COMMERCE  1.38%
          9,750  eToys, Inc.<F1>                                      255,937
          6,850  GetThere.com, Inc.<F1>                               275,712
         37,718  HomeGrocer.com, Inc.<F1><F3>                         437,529
         22,050  iGo Corp.<F1>                                        199,828
         16,500  PlanetRX.com, Inc.<F1>                               239,250
          3,400  Scient Corp.<F1>                                     293,887
          6,050  Stamps.com, Inc.<F1>                                 251,831
                                                                -------------
                                                                    1,953,974
                                                                -------------

                 INTERNET - NETWORK SECURITY/SOLUTIONS  1.32%
          4,250  Breakaway Solutions, Inc.<F1>                        310,250
          1,350  CacheFlow, Inc.<F1>                                  176,428
          6,000  Calico Commerce, Inc.<F1>                            318,000
          1,050  Juniper Networks, Inc.<F1>                           357,000
            900  Keynote Systems, Inc.<F1>                             66,375
          3,350  Viant Corp.<F1>                                      331,650
          3,850  WebTrends Corp.<F1>                                  311,850
                                                                -------------
                                                                    1,871,553
                                                                -------------

                 INTERNET - SERVICE PROVIDER/CONTENT  1.55%
            800  Akamai Technologies, Inc.<F1>                        262,100
          3,700  Chemdex Corp.<F1>                                    410,700
          3,850  Engage Technologies, Inc.<F1>                        231,000
         21,150  Exactis.com, Inc.<F1>                                514,209
         11,600  LookSmart, Ltd.<F1>                                  313,200
          4,750  NaviSite, Inc.<F1>                                   475,000
                                                                -------------
                                                                    2,206,209
                                                                -------------

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 MEDICAL - BIOMEDICAL/GENETICS  0.33%
          3,800  Millennium Pharmaceuticals, Inc.<F1>             $   463,600
                                                                -------------

                 MEDICAL - GENERIC DRUG  0.19%
          2,000  Genentech, Inc.<F1>                                  269,000
                                                                -------------

                 MEDICAL - PRODUCTS  0.51%
          6,600  MiniMed, Inc.<F1>                                    483,450
          6,450  Zoll Medical Corp.<F1>                               246,309
                                                                -------------
                                                                      729,759
                                                                -------------

                 OIL & GAS - DRILLING  0.89%
         28,450  Global Marine, Inc.<F1>                              472,981
          4,500  Key Energy Group, Inc.<F1>                            23,344
         18,750  Precision Drilling Corp.<F1>                         481,641
         12,350  UTI Energy Corp.<F1>                                 284,822
                                                                -------------
                                                                    1,262,788
                                                                -------------
                 OIL & GAS - EXPLORATION  0.18%
          8,000  Devon Energy Corp.                                   263,000
                                                                -------------

                 OIL & GAS - FIELD SERVICES  0.54%
         18,300  BJ Services Co.<F1>                                  765,169
                                                                -------------

                 OIL & GAS - MACHINERY/EQUIPMENT  1.84%
         12,400  Cooper Cameron Corp.<F1>                             606,825
         19,300  Hanover Compressor Co.<F1>                           728,575
         33,900  National-Oilwell, Inc.<F1>                           531,806
         15,050  Smith International, Inc.<F1>                        747,797
                                                                -------------
                                                                    2,615,003
                                                                -------------

                 RETAIL - MAIL ORDER/DIRECT  0.04%
          6,850  garden.com, Inc.<F1>                                  59,509
                                                                -------------

                 TELECOMMUNICATIONS - CELLULAR  0.45%
          6,500  Tritel, Inc.<F1>                                     205,969
          3,050  VoiceStream Wireless Corp.<F1>                       434,053
                                                                -------------
                                                                      640,022
                                                                -------------

                 TELECOMMUNICATIONS - EQUIPMENT  7.17%
          6,100  Allegiance Telecom, Inc.<F1>                         562,725
         26,150  Copper Mountain Networks, Inc.<F1>                 1,274,812

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 TELECOMMUNICATIONS - EQUIPMENT  7.17% (CONT'D.)
          3,650  EchoStar Communications Corp.<F1>               $    355,875
          6,550  Efficient Networks, Inc.<F1>                         445,400
          9,650  E-Tek Dynamics, Inc.<F1>                           1,299,131
          6,000  Harmonic Lightwaves, Inc.<F1>                        569,625
         18,000  Netro Corp.<F1>                                      918,000
         50,000  Netro Corp.<F1><F4>                                2,323,100
          7,250  Next Level Communications, Inc.<F1>                  542,844
         20,400  NorthPoint Communications Group, Inc.<F1>            489,600
          6,700  Powerwave Technologies, Inc.<F1>                     391,112
          2,800  Redback Networks, Inc.<F1>                           497,000
          1,650  Sycamore Networks, Inc.<F1>                          508,200
                                                                -------------
                                                                   10,177,424
                                                                -------------

                 TELECOMMUNICATIONS - SERVICES  1.47%
          2,250  COLT Telecom Group plc<F1>                           459,000
         29,750  Com21, Inc.<F1>                                      667,516
          5,500  Illuminet Holdings, Inc.<F1>                         302,500
          3,050  NTL, Inc.<F1>                                        380,487
          6,700  Z-Tel Technologies, Inc.<F1>                         270,512
                                                                -------------
                                                                    2,080,015
                                                                -------------

                 TOTAL COMMON AND PREFERRED STOCKS
                 (cost $58,886,877)                               102,275,141
                                                                -------------

NUMBER OF
CONTRACTS
---------
                 OPTIONS PURCHASED  1.74%
            148  Put option on Nasdaq 100 Stock Index,
                 expiring 1/22/00 @ 3020                              251,600
            148  Put option on Nasdaq 100 Stock Index,
                 expiring 1/22/00 @ 3040                              244,200
            160  Put option on S&P 500 Index,
                 expiring 1/22/00 @ 1415                              201,000
            160  Put option on S&P 500 Index,
                 expiring 1/22/00 @ 1425                              228,000
            211  Put option on S&P 500 Index,
                 expiring 6/1/00 @ 1475                             1,549,531
                                                                -------------

                 TOTAL OPTIONS PURCHASED
                 (cost $5,567,337)                                  2,474,331
                                                                -------------

Call toll-free 1-800-228-2121

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                    VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS  5.79%

     $8,216,118  UMB Bank, n.a.,
                 Money Market Fiduciary                         $   8,216,118
                                                                -------------

                 TOTAL SHORT-TERM INVESTMENTS
                 (cost $8,216,118)                                  8,216,118
                                                                -------------

                 TOTAL INVESTMENTS  79.60%
                 (cost $72,670,332)                               112,965,590

                 Other Assets less Liabilities 20.40%              28,950,673
                                                                -------------

                 NET ASSETS  100.00%                             $141,916,263
                                                                =============

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT
          1,250  Ameritrade Holding Corp.<F1>                     $    27,109
          6,500  DrKoop.com, Inc.<F1>                                  77,187
          4,950  E-Trade Group, Inc.<F1>                              129,319
          9,100  HomeStore.com, Inc.<F1>                              675,675
          5,800  Knight/Trimark Group, Inc.<F1>                       266,800
         79,450  Nasdaq-100 Shares<F1>                             14,519,488
            400  Rambus, Inc.<F1>                                      26,975
          8,850  Starmedia Network Inc.<F1>                           354,553
                                                                -------------

                 TOTAL SECURITIES SOLD SHORT
                 (proceeds $15,895,041)                           $16,077,106
                                                                =============
<F1> Non-income producing
<F2> Affiliated company - see Note 8
<F3> Preferred stock acquired in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.
<F4> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

See notes to financial statements.

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  67.24%
                 COMMERCIAL SERVICES - SECURITY/SAFETY  0.22%
          4,300  Check Point Software Technologies Ltd.<F1>       $   854,625
                                                                -------------

                 COMPUTER SOFTWARE - DESKTOP  0.64%
          9,500  Gemstar International Group Ltd.<F1>                 676,875
         12,900  Mission Critical Software, Inc.<F1>                  903,000
         17,900  NetIQ Corp.<F1>                                      931,919
                                                                -------------
                                                                    2,511,794
                                                                -------------

                 COMPUTER SOFTWARE - EDUCATION  0.26%
          5,250  Metasolv Software, Inc.<F1>                          429,187
         55,000  Tavolo, Inc.<F1><F3>                                 594,000
                                                                -------------
                                                                    1,023,187
                                                                -------------

                 COMPUTER SOFTWARE - ENTERPRISE  11.58%
        120,000  Acta Technology, Inc.<F1><F3>                        600,000
         20,700  Actuate Software Corp.<F1>                           887,513
        152,100  Ariba, Inc.<F1>                                   26,978,738
         12,850  BindView Development Corp.<F1>                       638,484
         16,200  Cysive, Inc.<F1>                                   1,167,413
         24,300  Daleen Technologies, Inc.<F1>                        531,563
          3,750  E.piphany, Inc.<F1>                                  836,719
        220,375  Eprise Corp.<F1><F3>                                 339,378
         20,000  Event411.Com, Inc.<F1><F3>                           600,000
         48,600  Impresse Corp.<F1><F3>                               602,154
          6,050  Informatica Corp.<F1>                                643,569
          1,250  Interwoven, Inc.<F1>                                 152,031
         65,960  Interwoven, Inc.<F1><F4>                           6,772,898
         67,600  IntraNet Solutions, Inc.<F1>                       2,501,200
         41,150  Latitude Communications, Inc.<F1>                  1,075,043
         19,150  Lightbridge, Inc.<F1>                                531,412
            993  Reciprocal, Inc.<F1><F3>                             451,577
                                                                -------------
                                                                   45,309,692
                                                                -------------
NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 COMPUTER SOFTWARE - INTERNET  10.34%
         13,950  Accrue Software, Inc.<F1>                        $   755,044
         12,050  Active Software, Inc.<F1>                          1,108,600
         11,600  AGENCY.COM Ltd.<F1>                                  591,600
          4,800  Agile Software Corp.<F1>                           1,042,725
         11,650  Art Technology Group, Inc.<F1>                     1,492,656
         15,100  Bluestone Software, Inc.<F1>                       1,736,500
         79,687  Bluestone Software, Inc.<F1><F4>                   8,072,806
          4,850  C-Bridge Internet Solutions, Inc.<F1>                235,831
         47,950  Covad Communications Group, Inc.<F1>               2,682,203
         10,600  Exodus Communications, Inc.<F1>                      941,412
          6,500  F5 Networks, Inc.<F1>                                741,000
         24,150  iManage, Inc.<F1>                                    775,819
        151,486  iVillage, Inc.<F1>                                 3,067,591
          4,250  Kana Communications, Inc.<F1>                        871,250
          3,250  Liberate Technologies, Inc.<F1>                      835,250
        155,000  MaMaMedia, Inc.<F1><F3>                              837,000
         10,000  Netopia, Inc.<F1>                                    543,125
          4,500  OnDisplay, Inc.<F1>                                  408,937
         45,977  Onvia.com, Inc.<F1><F3>                              630,345
          8,250  Portal Software, Inc.<F1>                            848,719
          2,900  Preview Systems, Inc.<F1>                            188,138
        100,000  Preview Systems, Inc.<F1><F4>                      5,335,320
         29,350  Primus Knowledge Solutions, Inc.<F1>               1,329,922
         47,250  Rhythms NetConnections, Inc.<F1>                   1,464,750
         55,000  Screaming Media.Net, Inc.<F1><F3>                    616,000
          6,150  Silknet Software, Inc.<F1>                         1,019,363
          7,200  SilverStream Software, Inc.<F1>                      856,800
          4,150  Vignette Corp.<F1>                                   676,450
          3,150  Vitria Technology, Inc.<F1>                          737,100
                                                                -------------
                                                                   40,442,256
                                                                -------------

                 COMPUTER SOFTWARE - MEDICAL  3.61%
      1,579,000  OnHealth Network Co.<F1><F2>                      14,112,313
                                                                -------------

                 COMPUTER SOFTWARE - SECURITY  0.78%
          9,600  ISS Group, Inc.<F1>                                  682,800
          6,750  VeriSign, Inc.<F1>                                 1,288,828
         35,850  WatchGuard Technologies, Inc.<F1>                  1,084,462
                                                                -------------
                                                                    3,056,090
                                                                -------------

Call toll-free 1-800-228-2121

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND (CONT'D.) December 31, 1999

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 COMPUTERS - GRAPHICS  0.21%
          4,900  Micromuse, Inc.<F1>                              $   833,000
                                                                -------------
                 COMPUTERS - LOCAL NETWORKS  2.14%
          6,400  Brocade Communications Systems, Inc.<F1>           1,132,800
          6,500  Citrix Systems, Inc.<F1>                             799,500
         24,550  Extreme Networks, Inc.<F1>                         2,049,925
          5,150  Foundry Networks, Inc.<F1>                         1,553,690
         32,250  NetSolve, Inc.<F1>                                 1,015,875
        110,000  Sitara Networks, Inc.<F1><F3>                        423,500
        290,000  Top Layer Networks, Inc.<F1><F3>                     452,400
         11,700  Visual Networks, Inc.<F1>                            927,225
                                                                -------------
                                                                    8,354,915
                                                                -------------

                 COMPUTERS - MEMORY DEVICES  1.00%
          6,550  ARM Holdings plc<F1>                               1,254,325
        230,000  Lexar Media, Inc.<F1><F3>                            595,700
         11,500  Network Appliances, Inc.<F1>                         955,219
          7,750  VERITAS Software Corp.<F1>                         1,109,219
                                                                -------------
                                                                    3,914,463
                                                                -------------

                 COMPUTERS - MINI/MICRO  0.59%
        240,000  eMachines, Inc.<F1><F3>                            1,532,160
         14,400  Rational Software Corp.<F1>                          707,400
            692  Sun Microsystems, Inc.<F1>                            53,587
                                                                -------------
                                                                    2,293,147
                                                                -------------

                 COMPUTERS - RETAIL/WHOLESALE  0.90%
         23,250  Emulex Corp.<F1>                                   2,615,625
         15,600  Netegrity, Inc.<F1>                                  888,225
                                                                -------------
                                                                    3,503,850
                                                                -------------

                 COMPUTERS - SERVICES  0.52%
         11,850  InterNAP Network Services Corp.<F1>                2,050,050
                                                                -------------

                 COMPUTERS - SOFTWARE  3.44%
          5,150  Allaire Corp.<F1>                                    753,509
         14,200  BEA Systems, Inc.<F1>                                993,113
          5,550  BroadVision, Inc.<F1>                                943,847
        330,000  Entevo Corp.<F1><F3>                                 495,000
          9,100  Mercury Interactive Corp.<F1>                        982,231

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 COMPUTERS - SOFTWARE  3.44% (CONT'D.)
         61,120  Phone.com, Inc.<F1>                             $  7,086,100
          5,700  RealNetworks, Inc.<F1>                               685,781
         24,400  SERENA Software, Inc.<F1>                            754,875
          9,200  Siebel Systems, Inc.<F1>                             772,800
                                                                -------------
                                                                   13,467,256
                                                                -------------

                 ELECTRICAL PRODUCTS  0.33%
         26,650  Power Integrations, Inc.<F1>                       1,277,534
                                                                -------------

                 ELECTRONICS - LASER SYSTEMS/COMPONENTS  0.35%
         29,600  Cymer, Inc.<F1>                                    1,361,600
                                                                -------------

                 ELECTRONICS - MISCELLANEOUS COMPONENTS  0.46%
         26,300  RF Micro Devices, Inc.<F1>                         1,799,906
                                                                -------------

                 ELECTRONICS - SEMICONDUCTOR EQUIPMENT  6.16%
         14,000  ASM Lithography Holding N.V.<F1>                   1,592,500
         20,850  Caliper Technologies Corp.<F1>                     1,391,737
        141,892  Cobalt Networks, Inc.<F1><F4>                     13,266,206
         22,600  JDS Uniphase Corp.<F1>                             3,645,663
        132,650  LTX Corp.<F1>                                      2,968,044
          6,100  Photon Dynamics, Inc.<F1>                            236,375
         29,750  Rudolph Technologies, Inc.<F1>                       996,625
                                                                -------------
                                                                   24,097,150
                                                                -------------

                 ELECTRONICS - SEMICONDUCTOR MANUFACTURING  4.27%
         10,500  Applied Micro Circuits Corp.<F1>                   1,336,125
          4,700  Broadcom Corp.<F1>                                 1,280,163
         13,100  Conexant Systems, Inc.<F1>                           869,512
          1,100  Exar Corp.<F1>                                        64,762
         12,100  Globespan, Inc.<F1>                                  788,013
          5,050  PMC-Sierra, Inc.<F1>                                 809,578
         15,550  QLogic Corp.<F1>                                   2,486,056
        195,000  Sandcraft, Inc.<F1><F3>                              481,650
         11,900  SDL, Inc.<F1>                                      2,594,200
        150,000  StorageNetworks, Inc.<F1><F3>                        738,000
         45,000  TranSwitch Corp.<F1>                               3,265,313
        125,000  Transmeta Corp.<F1><F3>                            1,250,000
         14,500  Vitesse Semiconductor Corp.<F1>                      760,344
                                                                -------------
                                                                   16,723,716
                                                                -------------

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 ENERGY - SERVICES  0.05%
          6,350  Nabors Industries, Inc.<F1>                    $     196,453
                                                                -------------

                 FOOD  0.04%
          5,550  Symyx Technologies, Inc.<F1>                         166,500
                                                                -------------

                 INTERNET - E-COMMERCE  2.78%
         40,650  Ebenx, Inc.<F1>                                    1,839,413
         24,950  eToys, Inc.<F1>                                      654,937
         30,450  Fatbrain.com, Inc.<F1>                               763,153
         16,500  GetThere.com, Inc.<F1>                               664,125
         33,370  HomeGrocer.com, Inc.<F1><F3>                         387,092
         93,250  iGo Corp.<F1>                                        845,078
         13,450  Netcentives, Inc.<F1>                                838,103
         37,900  PlanetRX.com, Inc.<F1>                               549,550
        140,000  Pointshare Corp.<F1><F3>                             385,000
          8,900  Scient Corp.<F1>                                     769,294
         82,150  SmarterKids.com, Inc.<F1>                            595,587
        135,000  SmarterKids.com, Inc.<F1><F4>                        815,319
         15,900  Stamps.com, Inc.<F1>                                 661,837
        123,400  VitaminShoppe.com, Inc.<F1>                        1,126,025
                                                                -------------
                                                                   10,894,513
                                                                -------------

                 INTERNET - NETWORK SECURITY/SOLUTIONS  2.03%
         12,550  Breakaway Solutions, Inc.<F1>                        916,150
          2,850  CacheFlow, Inc.<F1>                                  372,459
         14,350  Calico Commerce, Inc.<F1>                            760,550
          2,750  Juniper Networks, Inc.<F1>                           935,000
          9,450  Keynote Systems, Inc.<F1>                            696,938
        180,000  MessageMedia, Inc.<F1>                             2,531,250
          8,950  Viant Corp.<F1>                                      886,050
         10,300  WebTrends Corp.<F1>                                  834,300
                                                                -------------
                                                                    7,932,697
                                                                -------------

                 INTERNET - SERVICE PROVIDER/CONTENT  2.11%
          1,400  Akamai Technologies, Inc.<F1>                        458,675
          9,300  Chemdex Corp.<F1>                                  1,032,300
          9,250  Engage Technologies, Inc.<F1>                        555,000
         54,500  Exactis.com, Inc.<F1>                              1,325,031
         11,500  Lifeminders.com, Inc.<F1>                            664,125
         34,063  Lifeminders.com, Inc.<F1><F4>                      1,625,462
         31,350  LookSmart, Ltd.<F1>                                  846,450

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 INTERNET - SERVICE
                 PROVIDER/CONTENT  2.11% (CONT'D.)
         12,600  NaviSite, Inc.<F1>                                $1,260,000
         17,600  NetZero, Inc.<F1>                                    474,100
                                                                -------------
                                                                    8,241,143
                                                                -------------

                 MEDICAL - BIOMEDICAL/GENETICS  1.53%
         16,150  Abgenix, Inc.<F1>                                  2,139,875
         62,200  Cephalon, Inc.<F1>                                 2,149,788
          8,550  Maxygen, Inc.<F1>                                    607,050
          8,850  Millennium Pharmaceuticals, Inc.<F1>               1,079,700
                                                                -------------
                                                                    5,976,413
                                                                -------------

                 MEDICAL - INSTRUMENTS  0.23%
         14,550  ArthroCare Corp.<F1>                                 887,550
                                                                -------------

                 MEDICAL - PRODUCTS  0.68%
            700  Cardiac Pathways Corp.<F1><F3>                       700,000
         16,200  MiniMed, Inc.<F1>                                  1,186,650
         20,250  Zoll Medical Corp.<F1>                               773,297
                                                                -------------
                                                                    2,659,947
                                                                -------------

                 METAL PROCESSING & FABRICATION  0.03%
          4,350  Maverick Tube Corp.<F1>                              107,390
                                                                -------------

                 OIL & GAS - DRILLING  0.75%
        551,350  Key Energy Group, Inc.<F1>                         2,860,128
          4,000  UTI Energy Corp.<F1>                                  92,250
                                                                -------------
                                                                    2,952,378
                                                                -------------

                 OIL & GAS - FIELD SERVICES  0.34%
         40,700  Cal Dive International, Inc.<F1>                   1,348,188
                                                                -------------

                 OIL & GAS - MACHINERY/EQUIPMENT  0.23%
         29,100  Dril-Quip, Inc.<F1>                                  883,913
                                                                -------------

                 RETAIL - MAIL ORDER/DIRECT  0.18%
         65,600  garden.com, Inc.<F1>                                 569,900
         15,797  garden.com, Inc.<F1><F4>                             126,258
                                                                -------------
                                                                      696,158
                                                                -------------

                 TELECOMMUNICATIONS - CELLULAR  0.31%
         17,300  Tritel, Inc.<F1>                                     548,194
          4,750  VoiceStream Wireless Corp.<F1>                       675,984
                                                                -------------
                                                                    1,224,178
                                                                -------------

Call toll-free 1-800-228-2121

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 TELECOMMUNICATIONS - EQUIPMENT  6.83%
         14,200  Allegiance Telecom, Inc.<F1>                    $  1,309,950
          6,450  Anaren Microwave, Inc.<F1>                           349,106
         16,500  C-COR.net Corp.<F1>                                1,264,313
         64,130  Copper Mountain Networks, Inc.<F1>                 3,126,337
         13,654  Corvis Corp.<F1><F3>                               1,099,557
          9,750  EchoStar Communications Corp.<F1>                    950,625
         17,500  Efficient Networks, Inc.<F1>                       1,190,000
         23,750  E-Tek Dynamics, Inc.<F1>                           3,197,344
          1,335  Floware Wireless Systems<F1><F3>                     519,862
         15,400  Harmonic Lightwaves, Inc.<F1>                      1,462,038
        120,000  Netro Corp.<F1><F4>                                5,716,439
         17,650  Next Level Communications, Inc.<F1>                1,321,544
         45,850  NorthPoint Communications Group, Inc.<F1>          1,100,400
         17,200  Powerwave Technologies, Inc.<F1>                   1,004,050
          7,500  Redback Networks, Inc.<F1>                         1,331,250
          3,450  Sycamore Networks, Inc.<F1>                        1,062,600
        350,000  Vertical Networks, Inc.<F1><F3>                      700,000
                                                                -------------
                                                                   26,705,415
                                                                -------------

                 TELECOMMUNICATIONS - SERVICES  1.32%
          5,500  COLT Telecom Group plc<F1>                         1,122,000
         75,900  Com21, Inc.<F1>                                    1,703,006
         11,100  Illuminet Holdings, Inc.<F1>                         610,500
          8,100  NTL, Inc.<F1>                                      1,010,475
         18,250  Z-Tel Technologies, Inc.<F1>                         736,844
                                                                -------------
                                                                    5,182,825
                                                                -------------

                 TOTAL COMMON AND PREFERRED STOCKS
                 (cost $126,621,870)                              263,042,205
                                                                -------------


NUMBER
OF CONTRACTS                                                              VALUE
--------------------------------------------------------------------------------

OPTIONS PURCHASED  1.69%
            395  Put option on Nasdaq 100 Stock
                 Index, expiring 1/22/00 @ 3020                 $     671,500
            395  Put option on Nasdaq 100 Stock
                 Index, expiring 1/22/00 @ 3040                       651,750
            427  Put option on S&P 500 Index,
                 expiring 1/22/00 @ 1415                              536,419
            427  Put option on S&P 500 Index,
                 expiring 1/22/00 @ 1425                              608,475
            566  Put option on S&P 500 Index,
                 expiring 6/1/00 @ 1475                             4,156,562
                                                                -------------

                 TOTAL OPTIONS PURCHASED
                 (cost $14,879,856)                                 6,624,706
                                                                -------------

PRINCIPAL
AMOUNT
---------

SHORT-TERM INVESTMENTS  11.44%

   $ 44,757,758  UMB Bank, n.a.,
                 Money Market Fiduciary                            44,757,758
                                                                -------------

                 TOTAL SHORT-TERM INVESTMENTS
                 (cost $44,757,758)                                44,757,758
                                                                -------------

                 TOTAL INVESTMENTS  80.37%
                 (cost $186,259,484)                              314,424,669

                 Other Assets less Liabilities 19.63%              76,799,126
                                                                -------------

                 NET ASSETS  100.00%                             $391,223,795
                                                                =============

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT

          3,300  Ameritrade Holding Corp.<F1>                      $   71,569
         11,650  DrKoop.com, Inc.<F1>                                 138,344
         13,150  E-Trade Group, Inc.<F1>                              343,544
         11,550  HomeStore.com, Inc.<F1>                              857,587
         12,900  Knight/Trimark Group, Inc.<F1>                       593,400
        212,500  Nasdaq-100 Shares<F1>                             38,834,375
            600  Rambus, Inc.<F1>                                      40,462
         19,250  Starmedia Network Inc.<F1>                           771,203
                                                                -------------

                 TOTAL SECURITIES SOLD SHORT
                 (proceeds $41,615,276)                           $41,650,484
                                                                =============
<F1> Non-income producing
<F2> Affiliated company - see Note 8
<F3> Preferred stock acquired in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.
<F4> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

See notes to financial statements.

Call toll-free 1-800-228-2121

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  75.07%

                 COMMERCIAL SERVICES - SECURITY/SAFETY  0.22%
          4,400  Check Point Software
                    Technologies Ltd.<F1>                       $     874,500
                                                                -------------

                 COMPUTER SOFTWARE - DESKTOP  0.61%
         10,000  Gemstar International Group Ltd.<F1>                 712,500
         13,050  Mission Critical Software, Inc.<F1>                  913,500
         15,600  NetIQ Corp.<F1>                                      812,175
                                                                -------------
                                                                    2,438,175
                                                                -------------

                 COMPUTER SOFTWARE - EDUCATION  0.24%
          4,950  Metasolv Software, Inc.<F1>                          404,663
         50,000  Tavolo, Inc.<F1><F3>                                 540,000
                                                                -------------
                                                                      944,663
                                                                -------------

                 COMPUTER SOFTWARE - ENTERPRISE  10.95%
         95,000  Acta Technology, Inc.<F1><F3>                        475,000
         21,500  Actuate Software Corp.<F1>                           921,813
        141,200  Ariba, Inc.<F1>                                   25,045,350
         20,000  BMC Software, Inc.<F1>                             1,598,750
         12,850  BindView Development Corp.<F1>                       638,484
         15,750  Cysive, Inc.<F1>                                   1,134,984
         23,850  Daleen Technologies, Inc.<F1>                        521,719
          3,850  E.piphany, Inc.<F1>                                  859,031
        322,293  Eprise Corp.<F1><F3>                                 496,331
         16,000  Event411.Com, Inc.<F1><F3>                           480,000
         57,300  Impresse Corp.<F1><F3>                               709,947
          5,700  Informatica Corp.<F1>                                606,338
          1,250  Interwoven, Inc.<F1>                                 152,031
         56,537  Interwoven, Inc.<F1><F4>                           5,805,361
         65,300  IntraNet Solutions, Inc.<F1>                       2,416,100
         39,450  Latitude Communications, Inc.<F1>                  1,030,631
         19,350  Lightbridge, Inc.<F1>                                536,963
          1,171  Reciprocal, Inc.<F1><F3>                             532,524
                                                                -------------
                                                                   43,961,357
                                                                -------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 COMPUTER SOFTWARE - INTERNET  9.30%
         11,550  Accrue Software, Inc.<F1>                       $    625,144
         12,175  Active Software, Inc.<F1>                          1,120,100
         10,850  AGENCY.COM Ltd.<F1>                                  553,350
          5,000  Agile Software Corp.<F1>                           1,086,172
         11,750  Art Technology Group, Inc.<F1>                     1,505,469
         14,850  Bluestone Software, Inc.<F1>                       1,707,750
         67,188  Bluestone Software, Inc.<F1><F4>                   6,806,483
          4,900  C-Bridge Internet Solutions, Inc.<F1>                238,263
         46,050  Covad Communications Group, Inc.<F1>               2,575,922
         10,700  Exodus Communications, Inc.<F1>                      950,294
          6,150  F5 Networks, Inc.<F1>                                701,100
         22,850  iManage, Inc.<F1>                                    734,056
        151,244  iVillage, Inc.<F1>                                 3,062,691
          4,300  Kana Communications, Inc.<F1>                        881,500
          3,300  Liberate Technologies, Inc.<F1>                      848,100
        120,000  MaMaMedia, Inc.<F1><F3>                              648,000
          8,350  Netopia, Inc.<F1>                                    453,509
          4,550  OnDisplay, Inc.<F1>                                  413,481
         47,918  Onvia.Com, Inc.<F1><F3>                              656,956
          8,100  Portal Software, Inc.<F1>                            833,288
          2,700  Preview Systems, Inc.<F1>                            175,162
         80,000  Preview Systems, Inc.<F1><F4>                      4,268,256
         28,625  Primus Knowledge Solutions, Inc.<F1>               1,297,070
         45,350  Rhythms NetConnections, Inc.<F1>                   1,405,850
         50,000  Screaming Media.Net, Inc.<F1><F3>                    560,000
          6,100  Silknet Software, Inc.<F1>                         1,011,075
          6,800  SilverStream Software, Inc.<F1>                      809,200
          4,000  Vignette Corp.<F1>                                   652,000
          3,200  Vitria Technology, Inc.<F1>                          748,800
                                                                -------------
                                                                   37,329,041
                                                                -------------

                 COMPUTER SOFTWARE - MEDICAL  3.24%
      1,453,000  OnHealth Network Co.<F1><F2>                      12,986,187
                                                                -------------
                 COMPUTER SOFTWARE - SECURITY  0.75%
          9,900  ISS Group, Inc.<F1>                                  704,138
          6,800  VeriSign, Inc.<F1>                                 1,298,375
         33,750  WatchGuard Technologies, Inc.<F1>                  1,020,937
                                                                -------------
                                                                    3,023,450
                                                                -------------

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 COMPUTERS - GRAPHICS  0.23%
          5,000  Micromuse, Inc.<F1>                              $   850,000
          2,000  Xilinx, Inc.<F1>                                      90,937
                                                                -------------
                                                                      940,937
                                                                -------------
                 COMPUTERS - LOCAL NETWORKS  3.25%
          6,300  Brocade Communications
                    Systems, Inc.<F1>                               1,115,100
         50,000  Cisco Systems, Inc.<F1>                            5,356,250
          4,500  Citrix Systems, Inc.<F1>                             553,500
         23,600  Extreme Networks, Inc.<F1>                         1,970,600
          5,250  Foundry Networks, Inc.<F1>                         1,583,859
         31,200  NetSolve, Inc.<F1>                                   982,800
         85,000  Sitara Networks, Inc.<F1><F3>                        327,250
        205,000  Top Layer Networks, Inc.<F1><F3>                     319,800
         10,750  Visual Networks, Inc.<F1>                            851,937
                                                                -------------
                                                                   13,061,096
                                                                -------------

                 COMPUTERS - MEMORY DEVICES  2.32%
          6,400  ARM Holdings plc<F1>                               1,225,600
         50,000  EMC Corp.<F1>                                      5,462,500
        210,000  Lexar Media, Inc.<F1><F3>                            543,900
         11,550  Network Appliances, Inc.<F1>                         959,372
          7,825  VERITAS Software Corp.<F1>                         1,119,953
                                                                -------------
                                                                    9,311,325
                                                                -------------

                 COMPUTERS - MINI/MICRO  2.17%
         15,000  Dell Computer Corp.<F1>                              765,000
        220,000  eMachines, Inc.<F1><F3>                            1,404,480
         14,850  Rational Software Corp.<F1>                          729,506
         75,000  Sun Microsystems, Inc.<F1>                         5,807,812
                                                                -------------
                                                                    8,706,798
                                                                -------------

                 COMPUTERS - RETAIL/WHOLESALE  0.89%
         23,600  Emulex Corp.<F1>                                   2,655,000
         15,950  Netegrity, Inc.<F1>                                  908,153
                                                                -------------
                                                                    3,563,153
                                                                -------------

                 COMPUTERS - SERVICES  0.89%
         20,000  America Online, Inc.<F1>                           1,508,750
         12,000  InterNAP Network Services Corp.<F1>                2,076,000
                                                                -------------
                                                                    3,584,750
                                                                -------------


NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 COMPUTERS - SOFTWARE  5.43%
          5,250  Allaire Corp.<F1>                                $   768,141
         14,300  BEA Systems, Inc.<F1>                              1,000,106
          5,400  BroadVision, Inc.<F1>                                918,338
         50,000  Compuware Corp.<F1>                                1,862,500
        300,000  Entevo Corp.<F1><F3>                                 450,000
         50,000  J.D. Edwards & Co.<F1>                             1,493,750
          8,950  Mercury Interactive Corp.<F1>                        966,041
         50,000  Microsoft Corp.<F1>                                5,837,500
         54,213  Phone.com, Inc.<F1>                                6,285,358
          5,750  RealNetworks, Inc.<F1>                               691,797
         22,875  SERENA Software, Inc.<F1>                            707,695
          9,800  Siebel Systems, Inc.<F1>                             823,200
                                                                -------------
                                                                   21,804,426
                                                                -------------

                 ELECTRICAL PRODUCTS  0.32%
         26,600  Power Integrations, Inc.<F1>                       1,275,138
                                                                -------------

                 ELECTRONICS - LASER SYSTEMS/COMPONENTS  0.32%
         28,000  Cymer, Inc.<F1>                                    1,288,000
                                                                -------------

                 ELECTRONICS - MISCELLANEOUS COMPONENTS  0.42%
         24,900  RF Micro Devices, Inc.<F1>                         1,704,094
                                                                -------------

                 ELECTRONICS - SEMICONDUCTOR EQUIPMENT  8.29%
         13,150  ASM Lithography Holding N.V.<F1>                   1,495,813
         12,600  Applied Materials, Inc.<F1>                        1,596,263
         20,300  Caliper Technologies Corp.<F1>                     1,355,025
        121,622  Cobalt Networks, Inc.<F1><F4>                     11,371,061
         40,000  Intel Corp.                                        3,292,500
         21,300  JDS Uniphase Corp.<F1>                             3,435,956
         13,850  KLA-Tencor Corp.<F1>                               1,542,544
         14,900  Lam Research Corp.<F1>                             1,662,281
        132,800  LTX Corp.<F1>                                      2,971,400
         15,700  Novellus Systems, Inc.<F1>                         1,923,740
          6,400  Photon Dynamics, Inc.<F1>                            248,000
         30,450  Rudolph Technologies, Inc.<F1>                     1,020,075
         20,900  Teradyne, Inc.<F1>                                 1,379,400
                                                                -------------
                                                                   33,294,058
                                                                -------------

Call toll-free 1-800-228-2121

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 ELECTRONICS - SEMICONDUCTOR MANUFACTURING  4.70%
         10,200  Applied Micro Circuits Corp.<F1>                  $1,297,950
          4,650  Broadcom Corp.<F1>                                 1,266,544
         13,500  Conexant Systems, Inc.<F1>                           896,063
          1,150  Exar Corp.<F1>                                        67,706
         12,600  Globespan, Inc.<F1>                                  820,575
         10,000  Linear Technology Corp.                              715,625
          9,500  Micron Technology, Inc.<F1>                          738,625
          4,950  PMC-Sierra, Inc.<F1>                                 793,547
         15,150  QLogic Corp.<F1>                                   2,422,106
        195,000  Sandcraft, Inc.<F1><F3>                              481,650
         16,250  Sanmina Corp.<F1>                                  1,622,969
         12,050  SDL, Inc.<F1>                                      2,626,900
        125,000  StorageNetworks, Inc.<F1><F3>                        615,000
         91,666  Transmeta Corp.<F1><F3>                              916,660
         43,187  TranSwitch Corp.<F1>                               3,133,757
          8,250  Vitesse Semiconductor Corp.<F1>                      432,609
                                                                -------------
                                                                   18,848,286
                                                                -------------

                 ENERGY - SERVICES  0.05%
          6,550  Nabors Industries, Inc.<F1>                          202,641
                                                                -------------
                 FOOD  0.04%
          5,700  Symyx Technologies, Inc.<F1>                         171,000
                                                                -------------

                 INTERNET - E-COMMERCE  2.63%
         39,450  Ebenx, Inc.<F1>                                    1,785,113
         23,975  eToys, Inc.<F1>                                      629,344
         31,400  Fatbrain.com, Inc.<F1>                               786,963
         15,650  GetThere.com, Inc.<F1>                               629,913
         48,804  HomeGrocer.com, Inc.<F1><F3>                         566,126
         93,350  iGo Corp.<F1>                                        845,984
         13,550  Netcentives, Inc.<F1>                                844,334
         36,050  PlanetRX.com, Inc.<F1>                               522,725
        120,000  Pointshare Corp.<F1><F3>                             330,000
          7,100  Scient Corp.<F1>                                     613,706
         81,050  SmarterKids.com, Inc.<F1>                            587,612
        105,000  SmarterKids.com, Inc.<F1><F4>                        634,137
         15,600  Stamps.com, Inc.<F1>                                 649,350
        123,000  VitaminShoppe.com, Inc.<F1>                        1,122,375
                                                                -------------
                                                                   10,547,682
                                                                -------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 INTERNET - NETWORK SECURITY/SOLUTIONS  1.96%
         11,900  Breakaway Solutions, Inc.<F1>                    $   868,700
          2,900  CacheFlow, Inc.<F1>                                  378,994
         13,650  Calico Commerce, Inc.<F1>                            723,450
          2,800  Juniper Networks, Inc.<F1>                           952,000
          9,000  Keynote Systems, Inc.<F1>                            663,750
        180,000  MessageMedia, Inc.<F1>                             2,531,250
          9,050  Viant Corp.<F1>                                      895,950
         10,475  WebTrends Corp.<F1>                                  848,475
                                                                -------------
                                                                    7,862,569
                                                                -------------

                 INTERNET - SERVICE PROVIDER/CONTENT  2.02%
          1,500  Akamai Technologies, Inc.<F1>                        491,438
          9,525  Chemdex Corp.<F1>                                  1,057,275
          8,700  Engage Technologies, Inc.<F1>                        522,000
         53,200  Exactis.com, Inc.<F1>                              1,293,425
         11,700  Lifeminders.com, Inc.<F1>                            675,675
         31,563  Lifeminders.com, Inc.<F1><F4>                      1,506,163
         30,600  LookSmart, Ltd.<F1>                                  826,200
         12,700  NaviSite, Inc.<F1>                                 1,270,000
         16,700  NetZero, Inc.<F1>                                    449,856
                                                                -------------
                                                                    8,092,032
                                                                -------------

                 MEDICAL - BIOMEDICAL/GENETICS  1.39%
         16,300  Abgenix, Inc.<F1>                                  2,159,750
         63,600  Cephalon, Inc.<F1>                                 2,198,175
          8,350  Maxygen, Inc.<F1>                                    592,850
          5,250  Millennium Pharmaceuticals, Inc.<F1>                 640,500
                                                                -------------
                                                                    5,591,275
                                                                -------------

                 MEDICAL - INSTRUMENTS  0.22%
         14,625  ArthroCare Corp.<F1>                                 892,125
                                                                -------------

                 MEDICAL - PRODUCTS  0.60%
            550  Cardiac Pathways Corp.<F1><F3>                       550,000
         15,550  MiniMed, Inc.<F1>                                  1,139,038
         19,350  Zoll Medical Corp.<F1>                               738,928
                                                                -------------
                                                                    2,427,966
                                                                -------------
                 OIL & GAS - DRILLING  0.02%
          3,750  UTI Energy Corp.<F1>                                  86,484
                                                                -------------

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND (CONT'D.) December 31, 1999
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 OIL & GAS - FIELD SERVICES  0.23%
         28,075  Cal Dive International, Inc.<F1>               $     929,984
                                                                -------------

                 OIL & GAS - MACHINERY/EQUIPMENT  0.15%
         19,350  Dril-Quip, Inc.<F1>                                  587,756
                                                                -------------
                 RETAIL - MAIL ORDER/DIRECT  0.16%
         62,575  garden.com, Inc.<F1>                                 543,620
         13,360  garden.com, Inc.<F1><F4>                             106,780
                                                                -------------
                                                                      650,400
                                                                -------------

                 TELECOMMUNICATIONS - CELLULAR  0.31%
         16,800  Tritel, Inc.<F1>                                     532,350
          5,000  VoiceStream Wireless Corp.<F1>                       711,562
                                                                -------------
                                                                    1,243,912
                                                                -------------

                 TELECOMMUNICATIONS - EQUIPMENT  6.71%
         10,475  Allegiance Telecom, Inc.<F1>                         966,319
         10,850  Anaren Microwave, Inc.<F1>                           587,256
         16,050  C-COR.net Corp.<F1>                                1,229,831
         54,682  Copper Mountain Networks, Inc.<F1>                 2,665,748
         14,398  Corvis Corp.<F1><F3>                               1,159,471
          9,850  EchoStar Communications Corp.<F1>                    960,375
         17,550  Efficient Networks, Inc.<F1>                       1,193,400
         22,400  E-Tek Dynamics, Inc.<F1>                           3,015,600
          1,230  Floware Wireless Systems<F1><F3>                     478,974
         15,200  Harmonic Lightwaves, Inc.<F1>                      1,443,050
          3,000  Lucent Technologies, Inc.                            224,438
         10,000  Netro Corp.<F1>                                      510,000
         70,000  Netro Corp.<F1><F4>                                3,252,340
         17,350  Next Level Communications, Inc.<F1>                1,299,081
         16,000  Nokia Ab ADR                                       3,040,000
         44,950  NorthPoint Communications Group, Inc.<F1>          1,078,800
         13,825  Powerwave Technologies, Inc.<F1>                     807,034
          7,325  Redback Networks, Inc.<F1>                         1,300,187
          3,600  Sycamore Networks, Inc.<F1>                        1,108,800
        300,000  Vertical Networks, Inc.<F1><F3>                      600,000
                                                                -------------
                                                                   26,920,704
                                                                -------------

NUMBER
OF SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                 TELECOMMUNICATIONS - SERVICES  4.04%
          5,450  COLT Telecom Group plc<F1>                       $ 1,111,800
         74,125  Com21, Inc.<F1>                                    1,663,180
         11,150  Illuminet Holdings, Inc.<F1>                         613,250
         10,000  Level 3 Communications, Inc.<F1>                     818,750
        112,500  MCI WorldCom, Inc.<F1>                             5,969,531
          8,200  NTL, Inc.<F1>                                      1,022,950
        100,000  Qwest Communications International, Inc.<F1>       4,300,000
         17,750  Z-Tel Technologies, Inc.<F1>                         716,656
                                                                -------------
                                                                   16,216,117
                                                                -------------

                 TOTAL COMMON AND PREFERRED STOCKS
                 (cost $175,007,367)                              301,362,081
                                                                -------------

NUMBER OF
CONTRACTS
---------
OPTIONS PURCHASED  1.63%

            371  Put option on Nasdaq 100 Stock Index,
                 expiring 1/22/00 @ 3020                              630,700
            371  Put option on Nasdaq 100 Stock Index,
                 expiring 1/22/00 @ 3040                              612,150
            401  Put option on S&P 500 Index,
                 expiring 1/22/00 @ 1415                              503,756
            401  Put option on S&P 500 Index,
                 expiring 1/22/00 @ 1425                              571,425
            577  Put option on S&P 500 Index,
                 expiring 6/1/00 @ 1475                             4,237,344
                                                                -------------

                 TOTAL OPTIONS PURCHASED
                 (cost $14,315,319)                                 6,555,375
                                                                -------------

Call toll-free 1-800-228-2121

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND (CONT'D.)
--------------------------------------------------------------------------------

December 31, 1999


PRINCIPAL
AMOUNT                                                                    VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS  9.13%
    $36,630,731  UMB Bank, n.a.,
                 Money Market Fiduciary                         $  36,630,731
                                                                -------------
                 TOTAL SHORT-TERM INVESTMENTS
                 (cost $36,630,731)                                36,630,731
                                                                -------------

                 TOTAL INVESTMENTS  85.83%
                 (cost $225,953,417)                              344,548,187

                 Other Assets less Liabilities 14.17%              56,895,428
                                                                -------------

                 NET ASSETS  100.00%                             $401,443,615
                                                                =============

NUMBER
OF SHARES
---------

SECURITIES SOLD SHORT
          3,100  Ameritrade Holding Corp.<F1>                     $    67,231
          7,800  DrKoop.com, Inc.<F1>                                  92,625
         12,350  E-Trade Group, Inc.<F1>                              322,644
         12,800  HomeStore.com, Inc.<F1>                              950,400
         12,000  Knight/Trimark Group, Inc.<F1>                       552,000
        216,450  Nasdaq-100 Shares<F1>                             39,556,237
            550  Rambus, Inc.<F1>                                      37,091
         17,950  Starmedia Network Inc.<F1>                           719,122
                                                                -------------

                 TOTAL SECURITIES SOLD SHORT
                 (proceeds $42,200,360)                           $42,297,350
                                                                 ============

<F1> Non-income producing
<F2> Affiliated company - see Note 8
<F3> Preferred stock acquired in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.
<F4> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

See notes to financial statements.

http://WWW.VANWAGONER.COM

Van Wagoner Funds STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

December 31, 1999


                                                       EMERGING      MICRO-CAP       MID-CAP      POST-VENTURE    TECHNOLOGY
ASSETS:                                              GROWTH FUND       FUND            FUND           FUND           FUND
Investments, at value:
   Nonaffiliated issuers (cost $604,285,324,
      $115,147,609, $63,340,521, $172,459,552
      and $212,850,988, respectively)              $1,330,024,447   $265,799,017   $104,939,715   $300,312,356   $331,561,999
   Affiliated issuers (cost $38,732,536,
      $10,988,100, $9,329,811, $13,799,932
      and $13,102,429, respectively)                   52,103,878     14,016,681      8,025,875     14,112,313     12,986,188
Cash                                                            -      3,027,162        728,929              -      5,046,697
Deposit at broker for short sales                     109,963,727     15,445,914        870,153      1,375,422      1,442,359
Receivable from broker for proceeds
   on securities sold short                           173,484,661     34,080,588     15,895,041     41,615,276     42,200,360
Receivable for investments sold                        62,248,596     11,472,661     29,455,500     82,625,775     82,018,407
Receivable for fund shares sold                         2,705,200        218,471        714,571      3,067,902      3,786,349
Interest and dividends receivable                          30,275         37,013         35,173         93,767         77,030
Receivable from Adviser                                         -         30,063              -         94,617         66,371
Organizational costs, net of accumulated
   amortization                                             7,329          7,329          7,329              -              -
Prepaid expenses and other assets                          61,494         23,056         17,976         21,969         26,675
                                                   -------------- -------------- -------------- -------------- --------------
Total Assets                                        1,730,629,607    344,157,955    160,690,262    443,319,397    479,212,435
                                                   -------------- -------------- -------------- -------------- --------------
LIABILITIES:
Payable for investments purchased                      25,756,976      3,242,087      2,115,219      5,639,970     33,443,544
Payable for fund shares redeemed                       10,638,736        520,280        363,199      3,203,453      1,387,495
Payable to custodian                                    5,053,664              -              -        944,099              -
Accrued investment advisory fee                         1,517,898        379,541        112,972        460,693        376,825
Accrued distribution fee                                  136,905         29,893         14,226         56,496         78,068
Securities sold short, at value (proceeds of
   $173,484,661, $34,080,588, $15,895,041,
   $41,615,276 and $42,200,360, respectively)         220,284,097     43,847,375     16,077,106     41,650,484     42,297,350
Accrued expenses and other liabilities                    414,310        113,084         91,277        140,407        185,538
                                                   -------------- -------------- -------------- -------------- --------------
Total Liabilities                                     263,802,586     48,132,260     18,773,999     52,095,602     77,768,820
                                                   -------------- -------------- -------------- -------------- --------------
NET ASSETS                                         $1,466,827,021   $296,025,695   $141,916,263   $391,223,795   $401,443,615
                                                   ============== ============== ============== ============== ==============
NET ASSETS CONSIST OF:
Capital stock                                     $   798,995,935   $169,920,349  $  93,877,359   $261,311,352   $281,915,486
Accumulated net realized gain
   (loss) on investments                             (24,479,943)   (17,807,856)      7,925,711      1,782,466      1,030,349
Net unrealized appreciation on investments            692,311,029    143,913,202     40,113,193    128,129,977    118,497,780
                                                   -------------- -------------- -------------- -------------- --------------
Net Assets                                         $1,466,827,021   $296,025,695   $141,916,263   $391,223,795   $401,443,615
                                                   ============== ============== ============== ============== ==============
CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                            200,000,000    100,000,000    100,000,000    100,000,000    100,000,000
Issued and outstanding                                 34,220,003      8,508,712      5,243,622     10,272,212      6,887,071

NET ASSET VALUE, REDEMPTION
PRICE, AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                            $42.86         $34.79         $27.06         $38.09         $58.29
                                                          =======        =======        =======        =======        =======


See notes to financial statements.

                                                   Call toll-free 1-800-228-2121

Van Wagoner Funds FINANCIAL STATEMENTS

Van Wagoner Funds STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

Year Ended December 31, 1999



                                                       EMERGING      MICRO-CAP       MID-CAP      POST-VENTURE    TECHNOLOGY
                                                     GROWTH FUND       FUND            FUND           FUND           FUND
INVESTMENT INCOME:
Interest                                               $2,779,720      $ 984,523      $ 722,702     $1,066,456     $  949,412
Dividends                                                  29,105         13,904         52,364          1,421          4,096
                                                   -------------- -------------- -------------- -------------- --------------
Total Investment Income                                 2,808,825        998,427        775,066      1,067,877        953,508
                                                   -------------- -------------- -------------- -------------- --------------
EXPENSES:
Investment advisory fees                                7,134,487      1,820,266        798,841      1,799,122      1,330,853
Transfer agent fees and expenses                        1,111,236        271,976        210,295        245,314        216,103
Distribution fees                                       1,104,029        238,861        199,710        299,854        266,171
Fund accounting and administration fees                   321,228        154,183        121,271        153,279        145,864
Custody fees                                              168,767         48,176         39,328         49,819         41,396
Federal and state registration fees                       151,296         44,231         44,864         70,787        111,943
Printing and postage expenses                             147,898         27,832         24,616         28,072         21,390
Professional fees                                          55,833         20,914         17,427         20,178         18,997
Amortization of organization costs                          7,343          7,343          7,343              -              -
Directors' fees and expenses                                3,915          3,915          3,915          3,915          3,915
Miscellaneous                                              23,791          6,620          7,230          7,265          7,140
                                                   -------------- -------------- -------------- -------------- --------------
Total expenses before waiver of expenses               10,229,823      2,644,317      1,474,840      2,677,605      2,163,772
Less: Waiver of expenses                                        -      (277,027)              -      (337,499)       (87,017)
                                                   -------------- -------------- -------------- -------------- --------------
Net Expenses                                           10,229,823      2,367,290      1,474,840      2,340,106      2,076,755
                                                   -------------- -------------- -------------- -------------- --------------
NET INVESTMENT LOSS                                   (7,420,998)    (1,368,863)      (699,774)    (1,272,229)    (1,123,247)
                                                   -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                      340,185,709     49,608,529     67,518,057     51,164,087     39,537,335
Net realized loss on short positions                 (44,993,173)   (10,521,834)    (9,900,338)    (7,641,260)    (8,040,675)
Net realized gain on options written                      373,500              -              -         30,730         16,075
Net realized loss on options purchased              (119,484,650)   (25,280,979)   (16,928,052)   (25,137,750)   (24,047,077)

Net change in unrealized appreciation
     and depreciation on investments                  644,972,646    133,799,599     25,787,247    124,073,693    116,317,983
                                                   -------------- -------------- -------------- -------------- --------------
Net Gain on Investments                               821,054,032    147,605,315     66,476,914    142,489,500    123,783,641
                                                   -------------- -------------- -------------- -------------- --------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            $813,633,034   $146,236,452    $65,777,140   $141,217,271   $122,660,394
                                                    =============  =============  =============  =============  =============


See notes to financial statements.

                                                       http://WWW.VANWAGONER.COM

Van Wagoner Funds STATEMENTS OF CHANGES IN NET ASSETS


                                                   EMERGING GROWTH FUND            MICRO-CAP FUND
                                                     Year         Year          Year          Year
                                                    Ended         Ended         Ended        Ended
                                                   Dec. 31,     Dec. 31,      Dec. 31,      Dec. 31,
                                                     1999         1998          1999          1998
OPERATIONS:
Net investment loss                              $(7,420,998)  $(3,390,492) $(1,368,863)    $(665,669)
Net realized gain (loss) on investments           340,185,709  (25,908,970)   49,608,529   (6,659,483)
Net realized loss on short positions             (44,993,173)   (3,263,439) (10,521,834)     (177,360)
Net realized gain on options written                  373,500       338,890            -        35,449
Net realized loss on options purchased          (119,484,650)  (17,162,668) (25,280,979)   (1,305,663)
Net change in unrealized appreciation and
    depreciation on investments                   644,972,646    62,835,799  133,799,599    14,759,509
                                                ------------- -------------------------- -------------
Net increase in net assets
     resulting from operations                    813,633,034    13,449,120  146,236,452     5,986,783
                                                ------------- -------------------------- -------------
DISTRIBUTIONS:
Net realized gains                                          -             -            -             -

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                    1,334,976,637    89,133,843  310,557,920    20,946,312
Proceeds from reinvestment of dividends                     -             -            -             -
Redemption of shares                            (871,154,335) (226,427,970) (206,882,174) (52,686,786)
                                                ------------- -------------------------- -------------
Net increase (decrease) from
     share transactions                           463,822,302  (137,294,127) 103,675,746  (31,740,474)
                                                ------------- -------------------------- -------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                                  1,277,455,336  (123,845,007) 249,912,198  (25,753,691)

NET ASSETS:
Beginning of year                                 189,371,685   313,216,692   46,113,497    71,867,188
                                                ------------- -------------------------- -------------
End of year                                    $1,466,827,021  $189,371,685 $296,025,695   $46,113,497
                                                 ============  ============ ============  ============
TRANSACTIONS IN SHARES:
Shares sold                                        53,354,949     9,196,675   13,641,819     2,127,300
Shares issued in reinvestment of dividends                  -             -            -             -
Shares redeemed                                  (36,410,153)  (22,780,104)  (9,214,749)   (5,239,704)
                                                ------------- -------------------------- -------------
Net increase (decrease)                            16,944,796  (13,583,429)    4,427,070   (3,112,404)
                                                 ============  ============ ============  ============




                                                       MID-CAP FUND             POST-VENTURE FUND           TECHNOLOGY FUND
                                                     Year         Year          Year          Year          Year         Year
                                                    Ended         Ended         Ended        Ended         Ended         Ended
                                                   Dec. 31,     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,     Dec. 31,
                                                     1999         1998          1999          1998          1999         1998
OPERATIONS:
Net investment loss                                $(699,774)    $(592,797) $(1,272,229)    $(227,736)  $(1,123,247)     $(35,859)
Net realized gain (loss) on investments            67,518,057   (7,949,180)   51,164,087     2,119,321    39,537,335       536,736
Net realized loss on short positions              (9,900,338)     (141,333)  (7,641,260)      (47,432)   (8,040,675)      (30,410)
Net realized gain on options written                        -        67,488       30,730        17,724        16,075             -
Net realized loss on options purchased           (16,928,052)   (1,209,905) (25,137,750)   (1,039,330)  (24,047,077)     (211,806)
Net change in unrealized appreciation and
    depreciation on investments                    25,787,247    16,378,554  124,073,693     4,464,627   116,317,983     2,179,797
                                                 ------------  ------------ ------------  ------------  ------------  ------------
Net increase in net assets
     resulting from operations                     65,777,140     6,552,827  141,217,271     5,287,174   122,660,394     2,438,458
                                                 ------------  ------------ ------------  ------------  ------------  ------------
DISTRIBUTIONS:
Net realized gains                                (4,219,722)             - (13,414,334)             -   (5,573,230)             -

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                       98,635,982    13,148,963  468,452,887    14,473,780   400,603,541    12,482,357
Proceeds from reinvestment of dividends             4,157,543             -   13,277,844             -     5,456,495             -
Redemption of shares                             (68,359,203)  (47,614,686) (237,390,880) (21,148,374) (129,879,761)   (6,744,639)
                                                 ------------  ------------ ------------  ------------  ------------  ------------
Net increase (decrease) from
     share transactions                            34,434,322  (34,465,723)  244,339,851   (6,674,594)   276,180,275     5,737,718
                                                 ------------  ------------ ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                                     95,991,740  (27,912,896)  372,142,788   (1,387,420)   393,267,439     8,176,176
NET ASSETS:
Beginning of year                                  45,924,523    73,837,419   19,081,007    20,468,427     8,176,176             -
                                                 ------------  ------------ ------------  ------------  ------------  ------------
End of year                                      $141,916,263   $45,924,523 $391,223,795   $19,081,007  $401,443,615    $8,176,176
                                                 ============  ============ ============  ============  ============  ============
TRANSACTIONS IN SHARES:
Shares sold                                         5,034,855     1,236,753   17,970,926     1,460,608     9,542,651       944,674
Shares issued in reinvestment of dividends            182,125             -      422,069             -       113,845             -
Shares redeemed                                   (3,666,629)   (4,465,716)  (9,700,571)   (2,212,061)   (3,211,041)     (503,058)
                                                 ------------  ------------ ------------  ------------  ------------  ------------
Net increase (decrease)                             1,550,351   (3,228,963)    8,692,424     (751,453)     6,445,455       441,616
                                                 ============  ============ ============  ============  ============  ============


See notes to financial statements.

Call toll-free 1-800-228-2121                      http://WWW.VANWAGONER.COM

Van Wagoner Funds FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Year


                                             EMERGING GROWTH FUND                          MICRO-CAP FUND
                                      Year       Year      Year       Year      Year       Year       Year       Year
                                      Ended      Ended     Ended      Ended     Ended     Ended      Ended       Ended
                                    Dec. 31,   Dec. 31,  Dec. 31,   Dec. 31,  Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
                                      1999       1998      1997       1996      1999       1998       1997       1996
Net Asset Value, Beginning of Year   $10.96     $10.15     $12.69    $10.00     $11.30     $9.99     $12.45     $10.00

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                  (0.22)     (0.20)     (0.25)    (0.15)     (0.16)    (0.16)     (0.26)     (0.09)
Net realized and unrealized gains
     (losses) on investments          32.12       1.01     (2.29)  2.84<F1>      23.65      1.47     (2.20)   2.54<F1>
                                   --------   --------   --------  --------   --------  --------   --------   --------

Total from investment operations      31.90       0.81     (2.54)      2.69      23.49      1.31     (2.46)       2.45
                                   --------   --------   --------  --------   --------  --------   --------   --------

DISTRIBUTIONS:
Net realized gains                       __         __         __        __         __        __         __         __


Net Asset Value, End of Year         $42.86     $10.96     $10.15    $12.69     $34.79    $11.30      $9.99     $12.45
                                   ========   ========   ========  ========   ========  ========   ========   ========


Total Return                        291.15%      7.98%   (20.02)%    26.90%    207.88%    13.11%   (19.76)%     24.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000s)   $1,466,827   $189,372   $313,217  $638,159   $296,026   $46,113    $71,867   $140,698
Ratio of expenses to average
    net assets - net of waivers
    and reimbursements                1.79%      1.95%      1.88%     1.95%      1.95%     1.95%      1.95%      1.95%
Ratio of net investment loss to
    average net assets - net of
    waivers and reimbursements      (1.30)%    (1.55)%    (1.68)%   (1.49)%    (1.13)%   (1.30)%    (1.72)%    (1.04)%
Ratio of expenses to average
    net assets - before waivers
    and reimbursements                1.79%      2.10%      1.88%     1.98%      2.18%     2.63%      2.32%      2.55%
Ratio of net investment loss to
    average net assets - before
    waivers and reimbursements      (1.30)%    (1.70)%    (1.68)%   (1.52)%    (1.36)%   (1.98)%    (2.09)%    (1.64)%
Portfolio turnover rate                353%       668%       333%      159%       180%      367%       232%       153%



                                                  MID-CAP FUND                 POST-VENTURE FUND                TECHNOLOGY FUND
                                      Year       Year      Year       Year      Year       Year       Year       Year       Year
                                     Ended       Ended     Ended      Ended     Ended     Ended      Ended       Ended     Ended
                                    Dec. 31,   Dec. 31,  Dec. 31,   Dec. 31,  Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
                                      1999       1998      1997       1996      1999       1998       1997       1999       1998
Net Asset Value, Beginning of Year   $12.43     $10.67     $12.39    $10.00     $12.08     $8.78     $10.00     $18.51    $10.00

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                  (0.13)     (0.16)     (0.22)    (0.09)     (0.12)    (0.14)     (0.15)     (0.16)    (0.08)
Net realized and unrealized gains
     (losses) on investments          15.71       1.92     (1.50)  2.48<F1>      28.33      3.44     (1.07)      41.29      8.59
                                   --------   --------   --------  --------   --------  --------   --------   --------  --------

Total from investment operations      15.58       1.76     (1.72)      2.39      28.21      3.30     (1.22)      41.13      8.51
                                   --------   --------   --------  --------   --------  --------   --------   --------  --------

DISTRIBUTIONS:
Net realized gains                   (0.95)         __         __        __     (2.20)        __         __     (1.35)        __


Net Asset Value, End of Year         $27.06     $12.43     $10.67    $12.39     $38.09    $12.08      $8.78     $58.29    $18.51
                                   ========   ========   ========  ========   ========  ========   ========   ========  ========


Total Return                        126.88%     16.49%   (13.88)%    23.90%    237.22%    37.59%   (12.20)%    223.76%    85.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000s)     $141,916    $45,925    $73,837  $137,740   $391,224   $19,081    $20,468   $401,444    $8,176
Ratio of expenses to average
    net assets - net of waivers
    and reimbursements                1.85%      1.95%      1.80%     1.95%      1.95%     1.95%      1.95%      1.95%     1.95%
Ratio of net investment loss to
    average net assets - net of
    waivers and reimbursements      (0.88)%    (1.15)%    (1.42)%   (1.16)%    (1.06)%   (1.39)%    (1.39)%    (1.05)%   (0.88)%
Ratio of expenses to average
    net assets - before waivers
    and reimbursements                1.85%      2.12%      1.80%     2.05%      2.23%     2.90%      2.69%      2.03%     5.80%
Ratio of net investment loss to
    average net assets - before
    waivers and reimbursements      (0.88)%    (1.32)%    (1.42)%   (1.26)%    (1.34)%   (2.34)%    (2.13)%    (1.13)%   (4.73)%
Portfolio turnover rate                589%       787%       304%      173%       328%      641%       317%       275%      888%


<F1> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund shares.

See notes to financial statements.

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

Van Wagoner Funds NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION
     Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, Post-Venture Fund and Technology Fund (collectively "the Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc. The Emerging Growth and Micro-Cap Funds closed to new investors on November 15, 1999.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from such estimates. Certain percentages in the Financial Highlights have been restated to conform to current year presentation.

     (A) INVESTMENT VALUATION - A security traded on a recognized stock exchange is valued at the last sale price. If no sale is reported, the most current bid price is used. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' Adviser under the supervision of the Board of Directors.

     (B) ORGANIZATIONAL COSTS - Costs incurred by the Emerging Growth, Micro-Cap and Mid-Cap Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years. If any of the original shares of a Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares by the total number of original shares outstanding at the time of redemption for the Funds being redeemed.

     (C) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

     (D) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of

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

Van Wagoner Funds NOTES TO FINANCIAL STATEMENTS

          income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

          As of December 31, 1999, the Emerging Growth and Micro-Cap Funds had federal income tax capital loss carryforwards of $44,603,535 and $23,862,439, respectively. The entire federal income tax loss carryforward for each of these Funds expires between 2004 and 2006. During 1999, the Mid-Cap and Post-Venture Funds utilized $24,215,117 and $945,298, respectively, of their capital loss carryforwards against net realized capital gains. As of December 31, 1999, the Post-Venture and Technology Funds had $4,655,093 and $4,984,888, respectively, of post-October 1999 capital losses which are deferred until 2000 for tax purposes. Net realized gains and losses may differ for tax and financial statement purposes primarily as a result of wash sales.

     (E) RESTRICTED SECURITIES - The Funds own certain securities which are unregistered and thus restricted as to resale. These securities are valued at their fair value, which at December 31, 1999 is equal to cost. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds. The Funds have no right to require registration of the unregistered securities. The Emerging Growth, Micro-Cap, Mid-Cap, Post-Venture and Technology Funds had restricted securities with an aggregate market value of $69,073,595, $15,281,088, $4,714,569, $15,030,374 and $13,842,070, respectively, representing
          4.7%, 5.2%, 3.3%, 3.8% and 3.4%, respectively, of the net assets of each of the Funds.

     (F) OPTIONS CONTRACTS - The Funds purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the mean of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

          The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on

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

Van Wagoner Funds NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

     (G) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP. Accordingly, at December 31, 1999, reclassifications were recorded to increase undistributed net investment income by $7,420,998, $1,368,863, $699,774, $1,272,229 and
          $1,123,247; decrease accumulated net realized gain (loss) on investments by $0, $0, $692,430, $1,272,229 and $1,123,247; and
          decrease capital stock by $7,420,998, $1,368,863, $7,344, $0 and $0 for the Emerging Growth, Micro-Cap, Mid-Cap, Post-Venture and Technology Funds, respectively.

     (H) INITIAL PUBLIC OFFERINGS - The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund.

     (I) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.   INVESTMENT ADVISORY AGREEMENT
     Each Fund has an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of each agreement, the Adviser is compensated at the following percentage of average daily net assets for each Fund: 1.25% for the Emerging Growth Fund, 1.50% for the Micro-Cap Fund, 1.00% for the Mid-Cap Fund, 1.50% for the Post-Venture Fund and 1.25% for the Technology Fund. The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed 1.95% for each Fund until January 1, 2001. Expenses of $0, $277,027, $0, $337,499 and $87,017 were waived in the Emerging Growth, Micro-Cap, Mid-Cap, Post-Venture and Technology Funds, respectively.

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

Van Wagoner Funds NOTES TO FINANCIAL STATEMENTS

4.   SERVICE AND DISTRIBUTION PLAN
     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

5.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 1999 were as follows:

                                  PURCHASES                  SALES
     ------------------------------------------------------------------
     EMERGING
     GROWTH FUND               $1,918,881,885           $1,826,505,145
     MICRO-CAP FUND               216,369,616              182,185,245
     MID-CAP FUND                 368,205,161              403,050,201
     POST-VENTURE FUND            383,700,703              317,432,938
     TECHNOLOGY FUND              378,765,788              248,377,481

     The cost of securities on a tax basis at December 31, 1999, for the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, Post-Venture Fund and Technology Fund is $449,409,607, $86,000,538, $55,217,327, $138,466,655 and
     $178,040,147, respectively. These amounts include the proceeds on short sales reflected in the Statements of Assets and Liabilities. At December 31, 1999, gross unrealized appreciation and depreciation on securities for federal income tax purposes were as follows:

                                                                    NET
                                                                 UNREALIZED
                                                                APPRECIATION
                              UNREALIZED       (UNREALIZED           ON
                             APPRECIATION     DEPRECIATION)     INVESTMENTS
     ------------------------------------------------------------------------
     EMERGING GROWTH FUND    $789,439,619    $(77,004,998)     $712,434,621
     MICRO-CAP FUND           162,874,678     (12,906,893)      149,967,785
     MID-CAP FUND              47,139,591      (5,468,434)       41,671,157
     POST-VENTURE FUND        142,933,242      (8,625,712)      134,307,530
     TECHNOLOGY FUND          132,855,540      (8,644,850)      124,210,690

6.   SHORT POSITIONS
     When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statements of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

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

Van Wagoner Funds NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   OPTIONS CONTRACTS WRITTEN
     The premium amount and the number of options contracts written during the year ended December 31, 1999 were as follows:

                                        PREMIUM             NUMBER OF
                                         AMOUNT             CONTRACTS
-----------------------------------------------------------------------
EMERGING GROWTH FUND
     Options outstanding at
        December 31, 1998                        -                   -
     Options written                   $ 2,241,240               5,820
     Options closed                    (2,241,240)             (5,820)
     Options exercised                           -                   -
     Options expired                             -                   -
                                       -----------         -----------
     Options outstanding at
        December 31, 1999              $         -                   -
                                       ===========         ===========

POST-VENTURE FUND
     Options outstanding at
        December 31, 1998                        -                   -
     Options written                      $178,878                 520
     Options closed                      (178,878)               (520)
     Options exercised                           -                   -
     Options expired                             -                   -
                                       -----------         -----------
     Options outstanding at
        December 31, 1999              $         -                   -
                                       ===========         ===========


                                        PREMIUM             NUMBER OF
                                         AMOUNT             CONTRACTS
-----------------------------------------------------------------------
TECHNOLOGY FUND
     Options outstanding at
        December 31, 1998                        -                   -
     Options written                      $ 89,439                 260
     Options closed                       (89,439)               (260)
     Options exercised                           -                   -
     Options expired                             -                   -
                                       -----------         -----------
     Options outstanding at
        December 31, 1999              $         -                   -
                                       ===========         ===========

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

Van Wagoner Funds NOTES TO FINANCIAL STATEMENTS

8.   TRANSACTIONS WITH AFFILIATED COMPANIES
     An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. The market value of these securities is reflected in the Schedules of Investments. Companies which are affiliates of each Fund are as follows:


                                                                                                                  AMOUNT OF
                                                                                                    AMOUNT OF       LOSS
                                                             SHARE ACTIVITY                         DIVIDENDS     REALIZED
                                         -------------------------------------------------------     CREDITED      ON SALE
                                         BALANCE      PURCHASES/        SALES/          BALANCE     TO INCOME     OF SHARES
SECURITY NAME                            12/31/98     ADDITIONS       REDUCTIONS       12/31/99      IN 1999       IN 1999
------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND
OnHealth Network Co.<F1>                 1,019,900      4,777,150        605,000      5,192,050              -  $ (4,297,941)
Famous Dave's of
   America, Inc.<F1>                       381,600        204,800        586,400              -              -    (1,973,820)
ACT Networks, Inc.<F1>                           -        951,400        951,400              -              -    (6,205,161)
VitaminShoppe.com<F1>                            -        701,600         76,950        624,650              -       (76,534)
                                                                                                  ------------   ------------
                                                                                                             -  $(12,553,456)
                                                                                                  ============  =============

MICRO-CAP FUND
OnHealth Network Co.<F1>                   117,700      1,450,600              -      1,568,300              -              -
                                                                                                  ============  =============

MID-CAP FUND
OnHealth Network Co.<F1>                         -        898,000              -        898,000              -              -
                                                                                                  ============  =============

POST-VENTURE FUND
OnHealth Network Co.<F1>                   105,000      1,474,000              -      1,579,000              -              -
                                                                                                  ============  =============

TECHNOLOGY FUND
OnHealth Network Co.<F1>                    50,000      1,403,000              -      1,453,000              -              -
                                                                                                  ============  =============


<F1> Non-income producing

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

Van Wagoner Funds REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of the Van Wagoner Funds, Inc.:
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Van Wagoner Emerging Growth Fund, the Van Wagoner Micro-Cap Fund, the Van Wagoner Mid-Cap Fund, the Van Wagoner Post-Venture Fund, and the Van Wagoner Technology Fund, comprising the Van Wagoner Funds (the "Funds") as of December 31, 1999, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights prior to 1999 were audited by other auditors whose report dated January 29, 1999 expressed an unqualified opinion.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Wagoner Funds at December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

Chicago, Illinois
February 11, 2000

Call toll-free 1-800-228-2121

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

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

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF VAN WAGONER FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR THE FUNDS. THE PROSPECTUS GIVES DETAILS ABOUT CHARGES, INVESTMENT OBJECTIVES, RISKS AND OPERATING POLICIES OF THE FUNDS. READ THE PROSPECTUS CAREFULLY.

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